UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 3/31

Date of reporting period: 9/30/12

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

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HYBRID

Templeton Global Balanced Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Balanced Fund

Your Fund’s Goal and Main Investments: Templeton Global Balanced Fund seeks both income and capital appreciation. Under normal market conditions, the Fund will invest in a diversified portfolio of debt and equity securities worldwide. The Fund normally invests at least 25% of its assets in fixed income senior securities and at least 25% of its assets in equity securities. The Fund’s equity com-

ponent will generally consist of stocks of companies from a variety of industries located anywhere in the world, including developed markets, that offer or could offer the opportunity to realize capital appreciation and/or attractive dividend yields. The Fund’s fixed income component will primarily consist of developed and developing country government and agency bonds and investment-grade and below investment-

grade corporate debt securities that offer the opportunity to realize income.

This semiannual report for Templeton Global Balanced Fund covers the six months ended September 30, 2012.

Performance Overview

Templeton Global Balanced Fund – Class A delivered a +1.97% cumulative total return for the six months under review. The Fund underperformed global

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 24.

Semiannual Report | 3

equity and fixed income markets as measured by its benchmark, an equally weighted combination of the MSCI All Country (AC) World Index and the Barclays Multiverse Index, which posted a +2.73% cumulative total return for the same period.1 The Fund’s equity and fixed income components outperformed their respective asset benchmarks; however, the Fund’s equity overweighting relative to the benchmark and cash position weighed on performance relative to the blended benchmark. You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Economic and Market Overview

Global developed and emerging stock markets, as measured by the MSCI AC World Index, generated a slight six-month gain after a stimulus-driven rally helped recover early losses stemming from concerns about Europe’s debt crisis and a global economic slowdown. Data showed slowing economic growth in most major world regions at the beginning of the period, highlighted by a slowdown in U.S. economic growth and a contraction in manufacturing in Europe and China. Slowing demand in China — the marginal price-setter for much of the industrial commodity complex — pressured materials prices, and everything from oil to gold to iron ore flagged in the spring of 2012. Anxiety about Europe’s debt crisis increased at the beginning of the period as Greek coalition efforts initially failed amid a populist backlash, the Dutch cabinet resigned in the wake of a contentious austerity deal, and bond yields in Spain and Italy continued to rise. Further unnerving investors, French voters elected Socialist Party candidate Francois Hollande to the presidency at the start of a global election cycle that could undergo leadership changes in countries representing half of the world’s economy by the end of 2012. Many analysts revised corporate earnings expectations downward given the increasingly uncertain economic and political environment.

Faced with such challenges, central banks responded decisively during the six months under review. The U.S. Federal Reserve Board (Fed) extended its “Operation Twist” bond-buying program in June, the European Central Bank and China cut interest rates, and the Bank of England expanded quantitative easing. Perhaps most encouragingly, European officials addressed market concerns about the toxic link between banks and sovereign bonds by

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Fund’s benchmark is currently weighted 50% for the MSCI AC World Index and 50% for the Barclays Multiverse Index and is rebalanced monthly. For the six months ended 9/30/12, the MSCI AC World Index had a +1.23% total return and the Barclays Multiverse Index had a +4.01% total return. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

increasing the flexibility of the European Stability Mechanism, mapping out a regional banking union and vowing to do “whatever it takes” to preserve the euro. The U.S. Fed also stepped up its policy response in the third quarter, announcing a third round of quantitative easing (this time unlimited and open-ended). Additionally, the People’s Bank of China pumped money into its banking system. Even the Bank of Japan, which has been buying its own treasury bonds for over a decade, enhanced its intervention, scrapping the 0.1% yield floor and permitting the purchase of government debt at negative yields. Economic indicators remained generally weak throughout the period, though U.S. data offered some relief, with notable improvements in housing and labor markets offsetting a decline in production growth. Commodities recovered early losses to finish virtually unchanged, while the euro lost ground against the U.S. dollar and the yen.

Investment Strategy

We search for undervalued or out-of-favor debt and equity securities and for equity securities offering current income. When searching for equity securities, we use a bottom-up, value-oriented, long-term approach, focusing on the market price of a security relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company’s price/earnings ratio, price/cash flow ratio, price/book value and discounted cash flow. Because this is a global fund, we analyze global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluate market inefficiencies to identify investment opportunities stemming from market mispricings.

When searching for debt securities, we perform an independent analysis of the securities being considered for the Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. Among factors we consider are a company’s experience and managerial strength; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. With respect to sovereign debt securities, we consider market, political and economic conditions, and evaluate interest and currency exchange rate changes and credit risks. We may regularly enter into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index future contracts, to provide a hedge against risks associated with other securities held in the Fund or to implement a currency investment strategy.

Semiannual Report | 5

Manager’s Discussion

During the six months under review, the Fund’s equity position outperformed the equity benchmark, and the Fund’s fixed income component outperformed the fixed income benchmark, in our view affirming the benefit of a dynamic portfolio in times of market turmoil. The Fund’s equity and fixed income man-
agement teams met regularly to determine an allocation mix that reflected where the teams found what they considered the most attractive opportunities.
Based on our recent analysis and given the increasingly attractive yield profile and sustained low valuations of global equities, we kept the Fund’s asset allo-
cation target unchanged at approximately 65% equities and 35% fixed income.

Equity

Our stock selection drove excess returns and we believe highlighted the value of Templeton’s actively managed, bottom-up investment approach.
The Fund’s income mandate for stocks also proved beneficial, as high yielding stocks outperformed the market during a period when investor sentiment remained cautious and the long-term U.S. Treasury yield hit a historical low.
Defensive sectors led market performance in this environment, although as the period progressed and global policymakers redoubled stimulus efforts, the sectors with the greatest degree of interest rate and economic growth sensitivity outperformed.

Fund outperformance was primarily attributable to the Fund’s consumer discretionary, information technology and industrials stocks.2 In the predomi-
nantly risk-averse market, the Fund’s detractive above-benchmark exposures to these traditionally cyclical sectors were outweighed by the outperformance of stock holdings within each sector. Consumer discretionary stocks were particularly beneficial, driven by automotive, media, retailing and apparel companies. U.S. cable provider Comcast produced a double-digit return and reported strong earnings as the number of phone and Internet customers grew and video customer losses abated. Having completed major technology-
focused infrastructure investments over the past several years, Comcast continued to gain market share and generate what we viewed as tremendous free cash flow, which could be used to raise dividend payments and buy back stock because its investment demands are low. In addition, do-it-yourself
U.S. retailer Home Depot was rewarded by investors for enhanced profitabil-
ity from operational improvements. Optimism about a possible U.S. housing resurgence also helped Home Depot.

2. The consumer discretionary sector comprises automobiles; distributors; hotels, restaurants and leisure; household durables; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI. The industrials sec-
tor comprises air freight and logistics, electrical equipment, industrial conglomerates, machinery, professional services and trading companies and distributors in the SOI. The information technology sector comprises communications equip-
ment, computers and peripherals, IT services, semiconductors and semiconductor equipment and software in the SOI.

6 | Semiannual Report

Economic uncertainty also affected information technology stocks in recent quarters, most notably in the hardware space, where PC demand has been weak as businesses retrenched and consumers gravitated toward new tablet and smartphone devices. However, the Fund successfully navigated these challenges during the review period, benefiting from modest allocations in the weak hardware and semiconductor industries, and an overweighted position in the more resilient software industry. Accenture and Sage Group3 benefited from the deployment of new software and systems by global, cash-rich companies that faced the question of how to drive growth and productivity in their businesses.

Economic uncertainty and the slowdown in manufacturing and gross domestic product growth in most regions of the world affected decision making. Corporations were reluctant to invest in new capacity, and investors shunned industrial companies. Investor concerns about near-term headwinds caused them to sell shares of industrial firms with diversified, disciplined global businesses exposed to areas where under-investment could eventually drive a profitable growth cycle. Although the sector weighed on benchmark performance, our stock positions contributed to relative results. Hong Kong-based infrastructure conglomerate Hutchison Whampoa beat profit estimates due to strong results in its European telecommunications, U.K. utilities and Chinese retail businesses. Japanese trading firm Itochu delivered solid results from non-resource businesses that offset weakness in its iron-ore business. In general, metals and mining firms were volatile as commodity prices fell due to concerns about China’s demand slowdown, and then rebounded rapidly following news of monetary stimulus. Our underweighted allocation to the poorly performing industry supported relative performance.

Not surprisingly, defensive consumer staples stocks remained popular with cautious investors.4 We found the sector somewhat troublesome. We underweighted food and personal product manufacturers trading at peak valuations as a result of investors perceiving them as both defensive and pro-cyclical emerging market plays. On the other hand, food retailers, which appeared cheap, struggled to redefine their model amid increased fragmentation and the dual threat and opportunity of online retailing. Consequently, our sector underweighting and stock selection hurt performance. However, among defensive sectors, we found what we considered to be better opportunities in telecommunication services, where valuations did not reflect to us the relative lack of inelasticity of mobile service, the growing demands of data, and emerging market underpenetration, which sustained high free cash flow generation and facilitated high single-digit dividend yields in many cases.5 Global mobile

3. No longer held at period-end.

4. The consumer staples sector comprises food and staples retailing and household products in the SOI.

5. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Semiannual Report | 7

player Vodafone Group and incumbent Singapore Telecommunications, with business in Thailand, India and throughout Asia, represented two companies that contributed to Fund returns.

Defensive and cyclical characteristics influenced regional allocations as well. To us, Europe continued to offer dynamic opportunities, given the attractive valuations and diversified revenue streams of regional companies. In the past three decades, European stocks rarely were cheaper than their U.S. counterparts. Although concerns about the region’s economic growth, fiscal burden and political cohesion continued to pressure stocks, most large European companies conduct business all over the world, relying marginally on domestic demand. The majority of corporate earnings in the European Monetary Union came from outside of Europe. Despite this reality, sentiment seemed to drive returns. Thus, policy progress in the region could considerably support European stocks with heavily depressed valuations, and fundamentals could drive longer term value creation. Asia felt the brunt of China’s slowing growth, which investors interpreted as the end of an era rather than a normalization to sustainable longer term growth. Price-to-forward earnings ratios of Asian equities relative to their global counterparts stood at a seven-year low at the end of the period, revealing some interesting possibilities that we continued to explore. Economic resilience in the U.S. left it looking expensive to us relative to other regions; therefore we were underweighted and selectively sought to identify value.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, performance of the Fund’s equity portion was negatively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure.

Ultimately, our top-down allocations resulted from our value findings at the stock level. We do not position the Fund for a particular economic event or political outcome, and the portfolio is constructed entirely from our bottom-up, fundamental research. As Sir John Templeton once explained, “I never ask if the market is going to go up or down, because I don’t know, and besides it doesn’t matter. I search nation after nation for stocks, asking ‘Where is the one that is the lowest priced in relation to what I believe it’s worth?’” The abrupt

8 | Semiannual Report

rally at period-end in some of the market’s most distressed stocks suggested to us that significant opportunities existed to identify stocks that are low priced in relation to what they are worth over a normalized, long-term horizon. Of course, significant headwinds remained given slow growth and excess leverage among developed world governments. Nonetheless, recent policy breakthroughs indicated reasons for optimism, in our view, so that interim volatility created compelling long-term opportunities for disciplined value investors. This is especially so considering many businesses have developed powerful global franchises while maintaining strong fiscal positions. Consequently, we believe the mandate of this Fund, its focus on dividend-paying stocks, and its ability to allocate capital between equity and fixed income based on valuations or volatility can benefit shareholders over the long term.

Fixed Income

During the period under review, we maintained the Fund’s defensive duration posture as policymakers in the G-3 (U.S., eurozone and Japan), the U.K. and Switzerland continued to pursue historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in those government bond markets. Relative to the Fund’s fixed income benchmark, the Barclays Multiverse Index, select duration exposures in Latin America and Asia contributed while European interest rate strategies detracted. The Fund maintained little duration exposure in emerging markets, except in a select few countries where rates were already quite high.

The Fund’s diversified currency exposures detracted from performance relative to the fixed income benchmark during the period. As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar declined 0.39% against the currencies of major U.S. trading partners as several world economies grew at faster paces than did the U.S.6 Dollar strength was particularly pronounced in the middle of the period as market risk aversion peaked, leading several emerging market currencies to depreciate against the U.S. dollar. As risk aversion subsided toward the end of the period, several Latin American currencies regained some of their earlier losses. Nonetheless, currency exposures in the region detracted from performance overall. For the period, the Brazilian real depreciated 10.08% and the Mexican peso depreciated 0.36%, while the Chilean peso appreciated 2.87% against the U.S. dollar.7

6. Source: Federal Reserve H.10 Report.
7. Source: IDC/Exshare.

Semiannual Report | 9

Currency strategies in Asia also weighed on performance. The Fund’s large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, detracted from performance as the yen appreciated 5.78% against the U.S. dollar during the period.7 Positioning in Asian currencies other than the yen somewhat dampened this effect. Our net-negative position in the euro was the largest contributor to relative and absolute performance as the monetary union’s currency weakened 3.39% against the U.S. dollar during the period, while currency positions in peripheral Europe hurt performance.7

In addition to purchasing global government bonds, the Fund also invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Relative to the Barclays Multiverse Index, the Fund’s overall credit positioning during the period contributed to performance. Specifically, the Fund’s overweighted allocation to high yield corporate bonds was the largest contributor as risk aversion subsided during the period, leading spreads to narrow between yields on subinvestment-grade corporate credits and assets often considered safer, such as U.S. Treasuries.

10 | Semiannual Report

Thank you for your continued participation in Templeton Global Balanced
Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

Semiannual Report | 11

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

12 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 invest-
ment include current maximum sales charges. Class A: 5.75% maximum initial sales charge; Class A1: 4.25% maximum initial sales charge; Class C/C1: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Semiannual Report | 13

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 7/31/13.

14 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. The Fund’s investment in derivative securities, such as swaps, financial futures and option contracts, and use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A:

The Fund began offering a new Class A share on 9/27/11. Beginning 7/1/11, the Fund’s existing Class A shares (renamed Class A1 on 9/27/11) were available to new investors with a maximum initial sales charge of 5.75%. Prior to 7/1/11, the Fund offered Class A shares with a lower maximum initial sales charge.

Class A1 (formerly Class A):

Effective 9/27/11, Class A shares were renamed Class A1. This share class is only available for shareholders who purchased prior to 7/1/11. A new Class A share is available for investors with an initial purchase date on or after 7/1/11.

Class C:

The Fund began offering a new Class C share on 7/1/11. Prior to that date, the Fund offered a Class C share (renamed Class C1) with lower Rule 12b-1 expenses. These shares have higher annual fees and expenses than Class A shares.

Class C1 (formerly Class C):	Effective 7/1/11, Class C closed to new investors and was renamed Class C1. These shares have higher annual fees and expenses than Class A shares. A new Class C share is now available.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower, and yields for the period would have been 2.29%, 2.36%, 1.69%, 2.04%, 2.19% and 2.69% for Classes A, A1, C, C1, R and Advisor, respectively.

2. Total returns have been calculated based upon the returns for Class A1 shares prior to 7/1/11 and are restated to reflect the current, maximum 5.75% initial sales charge.

3. Cumulative total return represents the change in value of an investment over the periods indicated.

4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

6. Distribution rate is based on an annualization of the respective class’s most recent quarterly dividend and the maximum offering price (NAV for Classes C, C1, R and Advisor) per share on 9/30/12.

7. The 30-day standardized yield for the 30 days ended 9/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 15

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

16 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.20%; A1: 1.20%;
C: 1.95%; C1: 1.60%; R: 1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 17

Templeton Global Investment Trust

Financial Highlights

aFor the period September 27, 2011 (effective date) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

aFor the period July 1, 2011 (effective date) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited)

24 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks (continued)			
Netherlands 0.8%			
[a] ING Groep NV	Diversified Financial Services	1,059,240	$ 8,369,874
Norway 0.9%			
Statoil ASA	Oil, Gas & Consumable Fuels	373,890	9,654,291
Russia 0.7%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	534,300	5,391,087
Mobile TeleSystems, ADR	Wireless Telecommunication Services	127,225	2,228,982
			7,620,069
Singapore 2.8%			
DBS Group Holdings Ltd.	Commercial Banks	917,616	10,759,417
Jardine Cycle & Carriage Ltd.	Distributors	195,000	7,642,697
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	4,531,999	11,816,986
			30,219,100
South Korea 0.4%			
KB Financial Group Inc.	Commercial Banks	127,675	4,551,346
Spain 0.8%			
Tecnicas Reunidas SA	Energy Equipment & Services	174,963	8,134,574
Switzerland 4.0%			
Adecco SA	Professional Services	82,917	3,946,371
Credit Suisse Group AG	Capital Markets	269,640	5,714,206
Novartis AG	Pharmaceuticals	199,540	12,210,673
Roche Holding AG	Pharmaceuticals	86,250	16,113,696
Vontobel Holding AG	Capital Markets	204,817	5,150,643
			43,135,589
Taiwan 0.9%			
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,272,384	10,018,071
United Kingdom 10.1%			
Aviva PLC	Insurance	1,751,940	9,025,750
BP PLC	Oil, Gas & Consumable Fuels	779,592	5,496,123
GlaxoSmithKline PLC	Pharmaceuticals	517,796	11,937,576
Hays PLC	Professional Services	2,749,230	3,429,374
HSBC Holdings PLC	Commercial Banks	1,497,397	14,087,037
Kingfisher PLC	Specialty Retail	3,378,502	14,418,718
Marks & Spencer Group PLC	Multiline Retail	1,912,050	11,017,682
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	410,679	14,577,561
Tesco PLC	Food & Staples Retailing	1,799,261	9,647,964
Vodafone Group PLC	Wireless Telecommunication Services	4,996,502	14,181,706
			107,819,491
United States 20.6%			
Abbott Laboratories	Pharmaceuticals	77,900	5,340,824
Accenture PLC, A	IT Services	184,560	12,924,737

Semiannual Report | 25

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks (continued)			
United States (continued)			
Baker Hughes Inc.	Energy Equipment & Services	129,600	$ 5,861,808
[a] Brocade Communications Systems Inc.	Communications Equipment	885,780	5,239,389
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	197,280	3,722,674
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	9,777,053
Cisco Systems Inc.	Communications Equipment	501,900	9,581,271
Citigroup Inc.	Diversified Financial Services	190,830	6,243,958
Comcast Corp., Special A	Media	599,922	20,877,285
[a,b,c] Comfort Co. Inc.	Household Durables	2,762	318,238
CVS Caremark Corp.	Food & Staples Retailing	331,830	16,067,208
General Electric Co.	Industrial Conglomerates	604,970	13,738,869
The Home Depot Inc.	Specialty Retail	111,000	6,701,070
JPMorgan Chase & Co.	Diversified Financial Services	229,386	9,285,545
LyondellBasell Industries NV, A	Chemicals	158,280	8,176,745
Merck & Co. Inc.	Pharmaceuticals	232,576	10,489,177
Microsoft Corp.	Software	496,730	14,792,619
[a] Navistar International Corp.	Machinery	90,290	1,904,216
Noble Corp.	Energy Equipment & Services	297,200	10,633,816
Oracle Corp.	Software	352,618	11,103,941
Pfizer Inc.	Pharmaceuticals	286,822	7,127,527
The Procter & Gamble Co.	Household Products	126,210	8,753,926
Time Warner Cable Inc.	Media	85,170	8,096,260
[a,c,d] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	1,429,099
United Parcel Service Inc., B	Air Freight & Logistics	126,620	9,062,193
Walgreen Co.	Food & Staples Retailing	97,380	3,548,527
			220,797,975
Total Common Stocks (Cost $646,218,189)			641,994,639
[e] **Equity-Linked Securities 2.1%**			
United States 2.1%			
[f] The Goldman Sachs Group Inc. into Baker Hughes Inc., 5.00%, 144A	Energy Equipment & Services	183,149	8,379,928
[f] The Goldman Sachs Group Inc. into Dell Inc., 5.00%, 144A	Computers & Peripherals	348,680	3,516,518
[f] The Goldman Sachs Group Inc. into Halliburton Co., 5.00%, 144A	Energy Equipment & Services	205,699	7,024,456
[f] The Goldman Sachs Group Inc. into Techtronic Industries Co. Ltd., 4.125%, 144A	Household Durables	384,123	3,832,030
Total Equity-Linked Securities (Cost $24,239,889)			22,752,932
Preferred Stocks 1.0%			
Brazil 1.0%			
Vale SA, ADR, pfd., A	Metals & Mining	579,644	10,062,620

26 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Shares	Value
Preferred Stocks (continued)			
United States 0.0%[†]			
GMAC Capital Trust I, 8.125%, pfd.	Consumer Finance	11,600	$ 291,276
Total Preferred Stocks (Cost $8,560,266)			10,353,896
		Principal Amount*	
Corporate Bonds and Notes 9.2%			
Australia 0.1%			
[f] FMG Resources August 2006 Pty. Ltd., senior note, 144A, 6.875%, 2/01/18	Metals & Mining	1,200,000	1,120,500
Canada 0.1%			
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Energy Equipment & Services	1,200,000	1,243,500
India 0.1%			
[f] ICICI Bank Ltd., 144A, 6.625%, 10/03/12 . .	Commercial Banks	1,500,000	1,500,000
Italy 0.1%			
[f] Seat Pagine Gialle SpA, senior secured note, 144A, 10.50%, 1/31/17	Media	300,000 EUR	247,934
[f] Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Diversified Telecommunication Services	500,000	473,750
[f,g] Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Diversified Telecommunication Services	407,722 EUR	409,873
			1,131,557
Jamaica 0.1%			
[f] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Wireless Telecommunication Services	600,000	632,250
Japan 0.1%			
[f] eAccess Ltd., senior note, 144A,			
8.25%, 4/01/18	Wireless Telecommunication Services	300,000	276,000
8.375%, 4/01/18	Wireless Telecommunication Services	200,000 EUR	233,237
			509,237
Kazakhstan 1.0%			
HSBK (Europe) BV, senior note,			
[f] 144A, 7.25%, 5/03/17	Commercial Banks	800,000	840,580
[h] Reg S, 7.25%, 5/03/17	Commercial Banks	4,300,000	4,518,117
[f] KazMunayGas National Co., senior note, 144A, 9.125%, 7/02/18	Oil, Gas & Consumable Fuels	4,100,000	5,321,759
			10,680,456

Semiannual Report | 27

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)			
Luxembourg 0.2%			
ArcelorMittal, senior note, 5.75%, 3/01/21	Metals & Mining	300,000	$ 286,342
Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21	Diversified Telecommunication Services	1,200,000	1,305,000
			1,591,342
Mexico 0.1%			
[f] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Construction Materials	1,200,000	1,206,000
Netherlands 0.1%			
[f] UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Media	1,100,000 EUR	1,471,334
Russia 0.9%			
[f,r] Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 7.51%, 7/31/13	Oil, Gas & Consumable Fuels	6,600,000	6,938,316
[f] LUKOIL International Finance BV, 144A, 6.656%, 6/07/22	Oil, Gas & Consumable Fuels	2,000,000	2,410,460
			9,348,776
South Africa 0.1%			
[f,i] Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 5.752%, 6/15/15	Specialty Retail	500,000 EUR	554,894
[h,i] Edcon Pty. Ltd., senior secured note, Reg S, FRN, 3.502%, 6/15/14	Specialty Retail	800,000 EUR	958,648
			1,513,542
Spain 0.1%			
Grifols Inc., senior note, 8.25%, 2/01/18	Pharmaceuticals	1,100,000	1,222,375
United Kingdom 0.5%			
[f] CEVA Group PLC, senior secured note, 144A,			
11.625%, 10/01/16	Air Freight & Logistics	200,000	206,000
11.50%, 4/01/18	Air Freight & Logistics	900,000	814,500
[f] Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	884,000	914,940
[f] Ineos Group Holdings Ltd.,			
senior note, 144A, 7.875%, 2/15/16	Chemicals	400,000 EUR	479,324
senior secured note, 144A, 8.50%, 2/15/16	Chemicals	600,000	570,000
[f] Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	Chemicals	700,000 EUR	857,990
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	Commercial Banks	700,000 EUR	918,088
			4,760,842

28 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)			
United States 5.6%			
Advanced Micro Devices Inc., senior note, 7.75%, 8/01/20	Semiconductors & Semiconductor Equipment	500,000	$ 510,000
Ally Financial Inc., senior note, 7.50%, 9/15/20	Consumer Finance	600,000	690,750
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	Oil, Gas & Consumable Fuels	400,000	336,000
6.25%, 6/01/21	Oil, Gas & Consumable Fuels	500,000	418,750
Antero Resources Finance Corp., senior note, 9.375%, 12/01/17	Oil, Gas & Consumable Fuels	1,100,000	1,221,000
Arch Coal Inc., senior note,			
7.00%, 6/15/19	Oil, Gas & Consumable Fuels	100,000	84,500
7.25%, 6/15/21	Oil, Gas & Consumable Fuels	200,000	168,000
[f] Calpine Corp., senior secured note, 144A, 7.875%,			
7/31/20	Independent Power Producers & Energy Traders	300,000	329,250
1/15/23	Independent Power Producers & Energy Traders	900,000	999,000
Case New Holland Inc., senior note, 7.875%, 12/01/17	Machinery	1,100,000	1,295,250
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 8.125%, 4/30/20	Media	1,200,000	1,362,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	Oil, Gas & Consumable Fuels	50,000	52,125
6.625%, 8/15/20	Oil, Gas & Consumable Fuels	1,200,000	1,243,500
CHS/Community Health Systems Inc., secured note, 5.125%, 8/15/18	Health Care Providers & Services	1,100,000	1,144,000
CIT Group Inc., senior note,			
5.375%, 5/15/20	Commercial Banks	400,000	435,000
5.00%, 8/15/22	Commercial Banks	400,000	418,264
Clear Channel Communications Inc., senior note, 9.00%, 3/01/21	Media	1,000,000	895,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	Media	300,000	294,000
Cricket Communications Inc., senior note, 7.75%, 10/15/20	Diversified Telecommunication Services	1,200,000	1,176,000
Dean Foods Co., senior note, 9.75%, 12/15/18	Food Products	100,000	114,500
DISH DBS Corp., senior note, 7.125%, 2/01/16	Media	1,200,000	1,332,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	Health Care Providers & Services	400,000	426,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	Oil, Gas & Consumable Fuels	1,200,000	1,345,499
Euramax International Inc., senior secured note, 9.50%, 4/01/16	Construction Materials	800,000	736,000
[f,i] Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000	630

Semiannual Report | 29

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Principal Amount*		Value
Corporate Bonds and Notes (continued)				
United States (continued)				
Ford Motor Credit Co. LLC, senior note,				
7.00%, 4/15/15	Automobiles	300,000	$	336,750
6.625%, 8/15/17	Automobiles	450,000		522,625
8.125%, 1/15/20	Automobiles	300,000		378,101
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	Real Estate Management & Development	197,000		197,862
Frontier Communications Corp.,				
[k]senior bond, 7.125%, 1/15/23	Diversified Telecommunication Services	100,000		104,375
senior note, 8.50%, 4/15/20	Diversified Telecommunication Services	800,000		908,000
senior note, 8.75%, 4/15/22	Diversified Telecommunication Services	300,000		342,000
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	109,000,000	MXN	9,045,568
GMAC Inc., sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		282,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	Hotels, Restaurants & Leisure	1,100,000		1,188,000
HCA Inc.,				
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,215,500
senior secured note, 5.875%, 3/15/22	Health Care Providers & Services	100,000		108,875
International Lease Finance Corp., senior note, 8.25%, 12/15/20	Consumer Finance	1,200,000		1,431,000
Jarden Corp., senior sub. note, 7.50%, 5/01/17	Household Durables	1,100,000		1,265,000
[f]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	Oil, Gas & Consumable Fuels	1,200,000		1,306,892
Linn Energy LLC/Finance Corp., senior note,				
8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000		770,000
7.75%, 2/01/21	Oil, Gas & Consumable Fuels	500,000		531,250
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000		1,166,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	Wireless Telecommunication Services	1,100,000		1,193,500
MGM Resorts International, senior note,				
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000		430,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000		430,000
7.75%, 3/15/22	Hotels, Restaurants & Leisure	300,000		315,000
Michaels Stores Inc., senior note, 7.75%, 11/01/18	Specialty Retail	1,200,000		1,293,000
Navistar International Corp., senior note, 8.25%, 11/01/21	Machinery	100,000		95,375
[i]NewPage Corp., senior secured note, 11.375%, 12/31/14	Paper & Forest Products	1,100,000		698,500
[f]Peabody Energy Corp., senior note, 144A,				
6.00%, 11/15/18	Oil, Gas & Consumable Fuels	600,000		603,000
6.25%, 11/15/21	Oil, Gas & Consumable Fuels	500,000		500,000
[f]Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	Specialty Retail	700,000		780,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., senior note, 8.25%, 9/01/17	Food Products	1,000,000		1,088,750

30 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)			
United States (continued)			
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	Oil, Gas & Consumable Fuels	1,100,000	$ 1,177,000
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	Oil, Gas & Consumable Fuels	1,100,000	1,053,250
[g] Radio One Inc., senior sub. note, PIK, 15.00%, 5/24/16	Media	894,141	775,667
Reynolds Group Issuer Inc./LLC/SA, senior note, 8.50%, 5/15/18	Containers & Packaging	1,200,000	1,224,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	Hotels, Restaurants & Leisure	200,000	225,500
[f] Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	Oil, Gas & Consumable Fuels	1,100,000	1,134,375
[f] SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	Oil, Gas & Consumable Fuels	1,200,000	1,266,000
[f] Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	Hotels, Restaurants & Leisure	700,000	581,000
[f] Sprint Nextel Corp., senior note, 144A, 9.00%, 11/15/18	Wireless Telecommunication Services	1,100,000	1,322,750
[f] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	Independent Power Producers & Energy Traders	1,500,000	1,181,250
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	Commercial Services & Supplies	1,200,000	1,290,000
[f] Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	Media	1,200,000	1,242,000
[f,k] VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	Pharmaceuticals	800,000	820,000
West Corp., senior note, 7.875%, 1/15/19	IT Services	1,100,000	1,138,500
			59,986,233
Total Corporate Bonds and Notes (Cost $94,772,296)			97,917,944
[i,j] **Senior Floating Rate Interests 1.2%**			
Luxembourg 0.0%[†]			
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Auto Components	103,000	104,030
Netherlands 0.0%[†]			
AVG Technologies NV, Term Loan, 7.50%, 3/15/16	Software	453,164	455,430
United States 1.2%			
Asurion LLC, Second Lien Term Loan, 9.00%, 5/24/19	Diversified Financial Services	212,631	220,338
Atlantic Broadband Finance LLC, Second Lien Term Loan, 9.75%, 10/04/19	Media	502,000	526,473
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	Auto Components	79,301	80,094

Semiannual Report | 31

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Principal Amount*		Value
[i,j] **Senior Floating Rate Interests (continued)**				
United States (continued)				
BJ's Wholesale Club Inc., Second Lien Term Loan, 10.75%, 3/26/20	Specialty Retail	655,960	$	667,440
Brock Holdings III Inc., Second Lien Term Loan, 10.00%, 3/16/18	Commercial Services & Supplies	286,812		287,529
Clear Channel Communications Inc.,				
Tranche A Term Loan, 3.616%, 5/13/14	Media	410,614		387,517
Tranche B Term Loan, 3.866%, 1/29/16	Media	818,824		671,435
EnviroSolutions Real Property Holdings, Second Lien Term Loan, 8.00%, 7/29/14	Commercial Services & Supplies	817,344		811,214
Evergreen International Aviation Inc., Term Loan, 11.50%, 6/30/15	Air Freight & Logistics	279,188		262,437
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	Media	197,156		200,113
Patriot Coal Corp., DIP Term Loan, 9.25%, 10/03/13	Metals & Mining	263,068		265,370
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	Chemicals	55,278		55,865
Road Infrastructure Investment LLC, Second Lien Term Loan, 10.25%, 9/30/18	Chemicals	1,014,904		999,681
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	Machinery	252,802		251,995
[b,c,g] Sleep Innovations Inc., Term Loan, PIK, 11.50%, 3/05/15	Household Durables	228,695		228,695
[c,g] Turtle Bay Holdings LLC,				
Term Loan A, PIK, 10.25%, 3/01/13	Hotels, Restaurants & Leisure	1,745,566		1,728,110
Term Loan B, PIK, 3.00%, 2/09/15	Hotels, Restaurants & Leisure	3,445,460		3,075,073
Univision Communications Inc., Extended First Lien Term Loan, 4.466%, 3/31/17	Media	1,394,340		1,383,688
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	Software	444,000		446,220
				12,549,287
Total Senior Floating Rate Interests (Cost $12,816,808)				13,108,747
Foreign Government and Agency Securities 17.4%				
Australia 0.6%				
New South Wales Treasury Corp., senior note, 5.50%, 3/01/17		5,040,000	AUD	5,754,482
Queensland Treasury Corp., senior note, 6.00%, 8/14/13		1,072,000	AUD	1,142,307
				6,896,789
Brazil 4.5%				
Nota Do Tesouro Nacional,				
10.00%, 1/01/14		5,000	[m]BRL	2,527,434
10.00%, 1/01/17		11,425	[m]BRL	5,825,781
[n] Index Linked, 6.00%, 5/15/15		8,845	[m]BRL	10,304,617

32 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Brazil (continued)		
Nota Do Tesouro Nacional, (continued)		
[n] Index Linked, 6.00%, 8/15/16	3,120 [m]BRL	$ 3,708,334
[n] Index Linked, 6.00%, 8/15/18	2,955 [m]BRL	3,601,333
[n] Index Linked, 6.00%, 5/15/45	15,735 [m]BRL	21,621,748
		47,589,247
El Salvador 0.0%[†]		
[f] Government of El Salvador, 144A, 7.65%, 6/15/35	100,000	111,147
Indonesia 3.1%		
Government of Indonesia,		
FR19, 14.25%, 6/15/13	10,805,000,000 IDR	1,203,618
FR20, 14.275%, 12/15/13	2,615,000,000 IDR	302,874
FR23, 11.00%, 12/15/12	100,000,000 IDR	10,598
FR26, 11.00%, 10/15/14	980,000,000 IDR	113,841
FR27, 9.50%, 6/15/15	4,937,000,000 IDR	569,223
FR28, 10.00%, 7/15/17	4,156,000,000 IDR	514,718
FR31, 11.00%, 11/15/20	15,000,000,000 IDR	2,083,417
FR34, 12.80%, 6/15/21	24,487,000,000 IDR	3,740,933
FR35, 12.90%, 6/15/22	10,410,000,000 IDR	1,629,611
FR36, 11.50%, 9/15/19	7,315,000,000 IDR	1,011,587
FR37, 12.00%, 9/15/26	3,350,000,000 IDR	532,611
FR39, 11.75%, 8/15/23	20,415,000,000 IDR	3,069,556
FR40, 11.00%, 9/15/25	23,000,000,000 IDR	3,397,933
FR42, 10.25%, 7/15/27	95,460,000,000 IDR	13,665,643
FR43, 10.25%, 7/15/22	3,500,000,000 IDR	477,660
FR44, 10.00%, 9/15/24	3,080,000,000 IDR	423,025
FR45, 9.75%, 5/15/37	1,750,000,000 IDR	245,771
		32,992,619
Ireland 2.4%		
Government of Ireland,		
5.50%, 10/18/17	9,649,000 EUR	13,403,989
5.00%, 10/18/20	9,649,000 EUR	12,401,618
		25,805,607
Malaysia 0.2%		
Government of Malaysia,		
3.434%, 8/15/14	1,425,000 MYR	469,270
senior bond, 3.702%, 2/25/13	445,000 MYR	145,994
senior bond, 3.70%, 5/15/13	45,000 MYR	14,787
senior bond, 3.21%, 5/31/13	1,385,000 MYR	453,779
senior bond, 3.461%, 7/31/13	1,335,000 MYR	438,458
senior bond, 8.00%, 10/30/13	80,000 MYR	27,555
senior bond, 5.094%, 4/30/14	3,090,000 MYR	1,042,743
		2,592,586

Semiannual Report | 33

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Mexico 2.1%		
Government of Mexico,		
9.00%, 6/20/13	1,606,800 [e] MXN	$ 12,881,224
8.00%, 12/19/13	1,177,100 [e] MXN	9,512,668
		22,393,892
Peru 0.3%		
Government of Peru, senior bond, 7.84%, 8/12/20	6,988,000 PEN	3,333,982
Poland 1.3%		
Government of Poland,		
5.75%, 4/25/14	14,635,000 PLN	4,684,703
6.25%, 10/24/15	13,260,000 PLN	4,391,408
5.75%, 9/23/22	12,900,000 PLN	4,362,175
		13,438,286
Russia 0.2%		
[h] Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	1,728,250	2,182,391
South Korea 2.2%		
Korea Monetary Stabilization Bond,		
senior bond, 3.76%, 6/02/13	2,962,870,000 KRW	2,675,536
senior bond, 3.90%, 8/02/13	1,983,730,000 KRW	1,796,596
senior bond, 3.59%, 10/02/13	390,710,000 KRW	353,485
senior bond, 3.48%, 12/02/13	669,820,000 KRW	605,851
senior bond, 3.47%, 2/02/14	8,591,020,000 KRW	7,778,477
senior bond, 3.59%, 4/02/14	1,353,630,000 KRW	1,239,155
senior note, 3.28%, 6/02/14	1,604,830,000 KRW	1,451,537
Korea Treasury Bond,		
senior bond, 3.75%, 6/10/13	994,000,000 KRW	898,056
senior bond, 3.00%, 12/10/13	7,753,530,000 KRW	6,976,356
senior note, 5.25%, 3/10/13	237,640,000 KRW	215,635
		23,990,684
[p] **Supranational 0.5%**		
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000 MXN	5,334,079
Total Foreign Government and Agency Securities (Cost $166,891,914)		186,661,309
Municipal Bonds 0.2%		
United States 0.2%		
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University, Refunding, Series A, 5.00%, 10/01/18	800,000	985,736

34 | Semiannual Report

Semiannual Report | 35

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2012, the aggregate value of these securities was $546,933, repre-
senting 0.05% of net assets.
cAt September 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSee Note 1(h) regarding investment in FT Holdings Corporation IV.
eSee Note 1(g) regarding equity-linked securities.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2012, the aggregate value of these securities was $62,410,367, representing 5.83% of net assets.
gIncome may be received in additional securities and/or cash.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2012, the aggregate value of these securities was
$7,659,156, representing 0.72% of net assets.
iThe coupon rate shown represents the rate at period end.
jSee Note 8 regarding defaulted securities.
kA portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).
lSee Note 1(i) regarding senior floating rate interests.
mPrincipal amount is stated in 1,000 Brazilian Real Units.
nRedemption price at maturity is adjusted for inflation. See Note 1(k).
oPrincipal amount is stated in 100 Mexican Peso Units.
pA supranational organization is an entity formed by two or more central governments through international treaties.
qThe security is traded on a discount basis with no stated coupon rate.
rSee Note 1(f) regarding loan participation notes.
sSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	DBAB	Buy	51,520,000	1,183,552	10/11/12	$ 52,321	$ —
Philippine Peso	JPHQ	Buy	25,704,000	589,271	10/11/12	27,322	—
Philippine Peso	HSBC	Buy	77,389,000	1,779,426	10/11/12	76,998	—
Indian Rupee	JPHQ	Buy	41,367,000	729,249	10/12/12	50,199	—
Indian Rupee	DBAB	Buy	12,995,000	229,005	10/12/12	15,850	—
Philippine Peso	DBAB	Buy	15,341,000	351,455	10/12/12	16,540	—
Philippine Peso	JPHQ	Buy	36,056,000	833,665	10/12/12	31,235	—
Philippine Peso	JPHQ	Buy	62,743,000	1,439,199	10/15/12	65,759	—
Philippine Peso	HSBC	Buy	25,578,000	586,181	10/15/12	27,335	—
Euro	HSBC	Sell	5,173,000	7,104,011	10/17/12	455,168	—
Philippine Peso	DBAB	Buy	13,962,000	319,716	10/19/12	15,147	—
Philippine Peso	HSBC	Buy	50,025,000	1,160,108	10/19/12	39,688	—
Philippine Peso	DBAB	Buy	55,813,000	1,278,355	10/22/12	60,169	—
Philippine Peso	JPHQ	Buy	28,025,000	645,291	10/22/12	26,813	—
Philippine Peso	JPHQ	Buy	50,004,000	1,161,776	10/29/12	37,246	—
Euro	DBAB	Sell	76,597	107,987	10/31/12	9,523	—
Euro	DBAB	Sell	84,184	117,095	11/02/12	8,876	—
Japanese Yen	MSCO	Sell	100,400,000	1,284,052	11/14/12	—	(3,056)
Japanese Yen	DBAB	Sell	166,350,000	2,178,411	11/16/12	45,804	—
Euro	UBSW	Sell	592,176	804,708	11/19/12	43,321	—
Japanese Yen	JPHQ	Sell	83,068,000	1,087,206	11/19/12	22,248	—
Japanese Yen	HSBC	Sell	43,408,000	568,689	11/19/12	12,184	—
Japanese Yen	UBSW	Sell	66,358,000	870,269	11/19/12	19,538	—
Japanese Yen	BZWS	Sell	205,908,000	2,702,205	11/19/12	62,399	—
Japanese Yen	BZWS	Sell	231,295,000	3,039,356	11/21/12	74,033	—
Indian Rupee	DBAB	Buy	49,615,000	875,716	12/04/12	49,848	—
Indian Rupee	HSBC	Buy	57,335,000	1,012,065	12/04/12	57,515	—
Indian Rupee	DBAB	Buy	36,546,000	643,642	12/07/12	37,752	—
Australian Dollar	DBAB	Buy	4,625,000	4,588,416	12/10/12	178,765	—
Euro	DBAB	Sell	183,617	246,323	12/10/12	10,177	—
Indian Rupee	HSBC	Buy	9,755,000	171,491	12/10/12	10,291	—
Indian Rupee	DBAB	Buy	9,894,000	175,354	12/11/12	8,985	—
Australian Dollar	BZWS	Buy	2,567,000	2,574,444	12/12/12	71,027	—
Indian Rupee	HSBC	Buy	24,630,000	436,684	12/13/12	22,042	—
British Pound	DBAB	Sell	200,000	307,480	12/17/12	—	(15,396)
British Pound	DBAB	Buy	200,000	318,200	12/17/12	4,676	—
Euro	DBAB	Sell	292,125	383,823	12/17/12	8,094	—
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,458,312	12/17/12	223,662	—
Indian Rupee	DBAB	Buy	24,766,000	446,339	12/18/12	14,505	—
Indian Rupee	DBAB	Buy	22,559,000	412,798	12/20/12	6,828	—
Indian Rupee	JPHQ	Buy	25,600,000	465,306	12/24/12	10,543	—
Indian Rupee	DBAB	Buy	38,739,000	710,605	12/26/12	9,212	—
Indian Rupee	HSBC	Buy	26,015,000	481,189	12/27/12	2,114	—
Euro	DBAB	Sell	79,650	101,753	1/03/13	—	(713)
Japanese Yen	DBAB	Sell	160,839,000	2,115,579	1/07/13	52,175	—

Semiannual Report | 37

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	CITI	Sell	63,300,000	829,729	1/10/13	$ 17,626	$ —
Malaysian Ringgit	HSBC	Buy	2,848,623	891,951	1/10/13	33,256	—
Japanese Yen	UBSW	Sell	63,290,000	829,217	1/11/13	17,234	—
Japanese Yen	BZWS	Sell	126,590,000	1,659,761	1/11/13	35,667	—
Japanese Yen	HSBC	Sell	209,990,000	2,747,145	1/15/13	52,946	—
Japanese Yen	DBAB	Sell	63,500,000	832,023	1/15/13	17,310	—
Japanese Yen	BZWS	Sell	145,330,000	1,901,105	1/15/13	36,503	—
Japanese Yen	UBSW	Sell	115,600,000	1,511,269	1/15/13	28,106	—
Euro	DBAB	Sell	84,250	110,081	1/17/13	1,680	—
Philippine Peso	DBAB	Buy	13,793,000	314,923	1/22/13	15,184	—
Philippine Peso	JPHQ	Buy	55,049,000	1,258,320	1/22/13	59,163	—
Chilean Peso	DBAB	Buy	844,670,000	1,657,678	1/24/13	92,453	—
Chilean Peso	DBAB	Buy	1,198,110,000	2,361,472	1/25/13	120,631	—
Chilean Peso	DBAB	Buy	746,020,000	1,474,231	1/28/13	70,640	—
Euro	DBAB	Buy	139,500	175,158	1/28/13	4,352	—
Euro	DBAB	Sell	1,986,614	2,582,163	1/28/13	25,770	—
Japanese Yen	BZWS	Sell	291,270,000	3,772,439	1/28/13	34,873	—
Japanese Yen	DBAB	Sell	242,274,032	3,133,921	1/28/13	25,070	—
Japanese Yen	UBSW	Sell	254,830,000	3,295,145	1/28/13	25,176	—
Japanese Yen	HSBC	Sell	313,645,839	4,054,000	1/28/13	29,309	—
Philippine Peso	HSBC	Buy	50,025,000	1,153,873	1/28/13	43,233	—
Chilean Peso	DBAB	Buy	241,010,000	476,286	1/29/13	22,733	—
Chilean Peso	JPHQ	Buy	256,050,000	504,781	1/30/13	25,305	—
Chilean Peso	DBAB	Buy	482,020,000	943,749	1/30/13	54,148	—
Swedish Krona	DBAB	Buy	1,850,000	205,077 EUR	1/30/13	16,876	—
Chilean Peso	DBAB	Buy	449,800,000	879,374	1/31/13	51,690	—
Euro	DBAB	Sell	2,427,000	3,188,835	1/31/13	65,647	—
Euro	BZWS	Sell	3,769,488	4,650,700	2/04/13	—	(200,283)
Indian Rupee	JPHQ	Buy	25,080,000	483,901	2/06/13	—	(21,101)
Euro	DBAB	Sell	288,563	381,249	2/14/13	9,855	—
Chilean Peso	DBAB	Buy	401,200,000	806,400	2/15/13	22,336	—
Malaysian Ringgit	HSBC	Buy	5,278,000	1,713,303	2/19/13	—	(3,031)
Chilean Peso	DBAB	Buy	195,280,000	389,392	2/25/13	13,427	—
Chilean Peso	CITI	Buy	866,360,000	1,739,329	2/25/13	47,778	—
Chilean Peso	DBAB	Buy	301,900,000	597,774	2/26/13	24,892	—
Japanese Yen	BZWS	Sell	302,200,000	3,860,501	2/27/13	—	(18,597)
Chilean Peso	DBAB	Buy	494,720,000	983,343	2/28/13	36,730	—
Chilean Peso	DBAB	Buy	401,810,000	802,657	3/04/13	25,384	—
Chilean Peso	DBAB	Buy	401,810,000	808,064	3/06/13	19,747	—
Chilean Peso	DBAB	Buy	503,570,000	1,012,812	3/07/13	24,503	—
Chilean Peso	DBAB	Buy	500,540,000	997,092	3/08/13	33,838	—
Swedish Krona	DBAB	Buy	41,000,000	4,542,936 EUR	3/12/13	367,500	—
Chilean Peso	DBAB	Buy	486,980,000	955,800	3/13/13	46,508	—
Chilean Peso	DBAB	Buy	985,820,000	1,949,802	3/18/13	77,820	—
Chilean Peso	DBAB	Buy	474,950,000	938,266	3/29/13	37,174	—

38 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Templeton Global Balanced Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	504,600,000	993,112	4/03/13	$ 42,643	$ —
Indian Rupee	DBAB	Buy	36,463,000	671,306	4/12/13	—	(5,490)
Chilean Peso	MSCO	Buy	758,240,000	1,494,805	4/15/13	59,492	—
Indian Rupee	DBAB	Buy	78,190,000	1,429,773	4/15/13	—	(2,689)
Indian Rupee	JPHQ	Buy	52,519,000	963,263	4/16/13	—	(4,862)
Indian Rupee	JPHQ	Buy	51,553,000	942,313	4/18/13	—	(1,835)
Chilean Peso	MSCO	Buy	679,390,000	1,340,549	4/19/13	51,495	—
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,408,059	4/19/13	7,761	—
Swedish Krona	DBAB	Buy	123,614,356	13,720,141 EUR	4/19/13	1,053,330	—
Indian Rupee	JPHQ	Buy	25,753,000	471,870	4/22/13	—	(2,352)
Indian Rupee	DBAB	Buy	18,126,000	331,696	4/22/13	—	(1,230)
Malaysian Ringgit	JPHQ	Buy	12,561,000	4,030,871	4/23/13	24,990	—
Euro	DBAB	Sell	302,984	402,151	4/25/13	11,896	—
Malaysian Ringgit	JPHQ	Buy	1,600,000	514,155	4/25/13	2,418	—
Indian Rupee	DBAB	Buy	36,620,000	653,217	4/26/13	14,006	—
Chilean Peso	JPHQ	Buy	430,475,000	850,069	4/29/13	30,975	—
Chilean Peso	CITI	Buy	693,880,000	1,374,020	4/29/13	46,129	—
Indian Rupee	JPHQ	Buy	31,143,000	558,769	4/29/13	8,397	—
Indian Rupee	JPHQ	Buy	25,944,000	464,555	4/30/13	7,855	—
Swedish Krona	DBAB	Buy	6,617,360	733,226 EUR	5/06/13	57,410	—
Euro	DBAB	Sell	404,451	533,835	5/07/13	12,817	—
Euro	JPHQ	Sell	40,000,000	52,192,000	5/09/13	662,471	—
Euro	DBAB	Sell	20,000,000	25,984,000	5/13/13	218,094	—
Swedish Krona	DBAB	Buy	51,264,580	5,631,614 EUR	5/14/13	505,345	—
Malaysian Ringgit	JPHQ	Buy	3,200,000	1,011,666	5/20/13	20,093	—
Euro	DBAB	Sell	292,956	373,548	5/21/13	—	(3,899)
Chilean Peso	MSCO	Buy	375,660,000	718,279	5/22/13	48,610	—
Chilean Peso	CITI	Buy	108,420,000	205,244	5/31/13	15,869	—
Chilean Peso	DBAB	Buy	154,820,000	293,247	6/03/13	22,388	—
Polish Zloty	CITI	Buy	3,667,000	812,506 EUR	6/11/13	68,463	—
Polish Zloty	DBAB	Buy	18,797,000	4,175,719 EUR	6/11/13	336,989	—
Japanese Yen	CITI	Sell	64,869,000	820,514	6/14/13	—	(13,370)
Malaysian Ringgit	JPHQ	Buy	55,737,494	17,211,961	6/28/13	721,884	—
Malaysian Ringgit	DBAB	Buy	3,220,000	996,688	7/15/13	38,515	—
Malaysian Ringgit	DBAB	Buy	7,869,000	2,440,530	7/18/13	88,923	—
Malaysian Ringgit	DBAB	Buy	12,411,000	3,876,984	7/22/13	111,705	—
Euro	DBAB	Sell	95,745	118,111	7/23/13	—	(5,334)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,689,578	7/25/13	160,037	—
Euro	DBAB	Sell	95,542	115,983	7/26/13	—	(7,205)
Malaysian Ringgit	JPHQ	Buy	15,868,000	4,911,021	7/29/13	186,969	—
Euro	JPHQ	Sell	3,768,000	4,678,349	7/31/13	—	(180,224)
Euro	DBAB	Sell	3,768,000	4,684,378	7/31/13	—	(174,195)
Euro	UBSW	Sell	3,767,000	4,636,424	8/01/13	—	(220,914)
Euro	HSBC	Sell	3,767,000	4,661,097	8/02/13	—	(196,295)
South Korean Won	HSBC	Buy	13,960,588,400	12,218,264	8/09/13	150,360	—

Semiannual Report | 39

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Templeton Global Investment Trust

Financial Statements (continued)

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Global Balanced Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Global Balanced Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers six classes of shares: Class A, Class A1, Class C, Class C1, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

Semiannual Report | 45

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

46 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid

Semiannual Report | 47

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At September 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $19,495.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At September 30, 2012, the Fund held $2,517,666 in United Kingdom Treasury Notes and Bonds and United States Treasury Notes and Bonds, and $260,000 in unrestricted cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Restricted Cash

At September 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender, and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received

48 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Loan Participation Notes (continued)

from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

g. Equity-Linked Securities

The Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

h. FT Holdings Corporation IV

The Fund invests in certain securities through its investment in FT Holdings Corporation IV, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the Fund. At September 30, 2012, all Subsidiary investments as well as any other assets and liabilities are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended September 30, 2012, have been included in the Fund’s Statement of Operations.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

Semiannual Report | 49

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

50 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
k.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

l. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Global Balanced Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended September 30, 2012		Year Ended March 31, 2012[a,b]	
	Shares	Amount	Shares	Amount
Class A1 Shares:				
Shares sold	3,337,479	$ 8,934,848	49,423,495	$ 139,941,924
Shares issued in reinvestment of distributions	6,024,735	15,873,298	8,775,082	22,795,844
Shares redeemed	(23,119,531)	(61,603,329)	(87,693,864)	(236,227,538)
Net increase (decrease)	(13,757,317)	$(36,795,183)	(29,495,287)	$ (73,489,770)
Class C Shares:				
Shares sold	4,162,003	$ 11,220,643	7,795,184	$ 21,044,888
Shares issued in reinvestment of distributions	258,004	679,796	130,253	329,434
Shares redeemed	(707,181)	(1,893,807)	(1,229,863)	(3,247,633)
Net increase (decrease)	3,712,826	$ 10,006,632	6,695,574	$ 18,126,689
Class C1 Shares:				
Shares sold	2,195,337	$ 5,850,433	16,670,814	$ 47,403,420
Shares issued in reinvestment of distributions	3,313,552	8,697,022	4,412,837	11,435,769
Shares redeemed	(13,712,757)	(36,411,303)	(33,723,199)	(91,105,138)
Net increase (decrease)	(8,203,868)	$(21,863,848)	(12,639,548)	$ (32,265,949)
Class R Shares:				
Shares sold	49,386	$ 133,266	758,598	$ 2,003,320
Shares issued in reinvestment of distributions	36,763	97,025	30,033	78,424
Shares redeemed	(63,932)	(169,569)	(355,452)	(974,823)
Net increase (decrease)	22,217	$ 60,722	433,179	$ 1,106,921
Advisor Class Shares:				
Shares sold	4,759,074	$ 12,795,264	24,167,503	$ 68,426,564
Shares issued in reinvestment of distributions	1,000,467	2,643,041	1,291,283	3,358,964
Shares redeemed	(5,929,960)	(15,819,554)	(15,604,647)	(42,059,807)
Net increase (decrease)	(170,419)	$ (381,249)	9,854,139	$ 29,725,721

[a]For the period September 27, 2011 (effective date) to March 31, 2012 for Class A.

[b]For the period July 1, 2011 (effective date) to March 31, 2012 for Class C.

52 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Under a subadvisory agreement, Advisers, an affiliate of TGAL, provides subadvisory services to the Fund. The subadvisory fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the serv-
icing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the
Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1,

Semiannual Report | 53

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees (continued)

and R compensation distribution plans, the Fund pays Distributors for costs incurred in connec-
tion with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended September 30, 2012, the Fund paid transfer agent fees of $728,402, of which $304,351 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TGAL and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to liti-
gation, indemnification, reorganizations, and liquidations) until July 31, 2013.

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At March 31, 2012, the capital loss carryforwards were as follows:

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At March 31, 2012, the Fund deferred post-October capital losses of $13,444,911.

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2012, aggregated $68,703,619 and $121,846,200, respectively.

Semiannual Report | 55

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2012, the Fund had 7.92% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2012, the aggregate value of these securities was $699,130, representing 0.07% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At September 30, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

56 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended September 30, 2012, the effect of derivative contracts on the Fund’s
Statement of Operations was as follows:

For the period ended September 30, 2012, the average month end market value of derivatives represented 1.35% of average month end net assets. The average month end number of open derivative contracts for the period was 173.

See Note 1(d) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on
January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusu-
ally large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global
Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global
Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2012, the Fund did not use the Global Credit Facility.

Semiannual Report | 57

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

58 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

12. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 59

Templeton Global Investment Trust

Shareholder Information

Templeton Global Balanced Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

60 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON GLOBAL BALANCED FUND

Investment Manager
Templeton Global Advisors Limited

Subadvisor
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

325 S 11/12

SEPTEMBER 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

INTERNATIONAL

Templeton Emerging Markets Small Cap Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Emerging Markets

Small Cap Fund

Your Fund’s Goal and Main Investments: Templeton Emerging Markets Small Cap

Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least

80% of its net assets in securities of small-cap companies located in emerging market countries, as defined in the Fund’s prospectus.

We are pleased to bring you Templeton Emerging Markets Small Cap Fund’s semiannual report for the period ended September 30, 2012.

Economic and Market Overview

Emerging market economies generally grew faster than their developed market counterparts as the global economy slowed during the six months under review.
Investor concerns about the eurozone debt crisis and slowing global economic growth, particularly in the U.S. and China, influenced global stock market performance and contributed to heightened market volatility early in the period. However, monetary easing and stimulus measures, as well as liquidity injections, from many developed and emerging market governments and central banks helped restore investor confidence in the latter part of the period.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Among emerging market countries, Brazil, South Korea, China and India announced fiscal and monetary easing measures to support economic growth. Brazil unveiled a 133 billion real (approximately $66 billion) stimulus package in August, and South Korea announced an 8.5 trillion won (approximately $7.4 billion) stimulus package in June and a 5.9 trillion won (approximately $5.2 billion) package in September. In addition to adopting a monetary easing policy and reducing the reserve requirement ratio, China launched a 1 trillion yuan (approximately $158 billion) stimulus package in September. The Indian government’s unexpected announcement in September of a series of reforms to boost investment and stimulate economic growth led stock prices there to recover.

The performance of emerging market small-cap stocks can be divided into two distinct phases: a correction in the first two months, with stocks reaching a period low in early June, and a rebound in the latter part that offset earlier losses. For the six months ended September 30, 2012, the MSCI Emerging Markets (EM) Small Cap Index, which measures performance of small-cap stocks in emerging markets, had a -0.04% total return in U.S. dollar terms.1

Within the emerging market small-cap universe, Asian stocks generally performed better than their emerging market peers, with many Asian markets ending the period with positive returns. European stocks recorded mixed results, with Turkey generating significant outperformance. Latin American stocks held up relatively well. Despite a weaker rand, South African stocks outperformed many of their emerging market peers.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Performance Overview

For the six months under review, Templeton Emerging Markets Small Cap Fund – Class A delivered a +1.53% cumulative total return. For comparison, the MSCI EM Small Cap Index had a -0.04% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Amorepacific Group, a prominent South Korean cosmetics and personal care products manufacturer; Grupo Herdez, one of Mexico’s leading processed food companies; and Youngone, a South Korea-based exporter of OEM (original equipment manufacturing) sportswear products with manufacturing facilities in Bangladesh, China, El Salvador and Vietnam. Amorepacific’s share price nearly doubled during the period due to the company’s strong sales and operating profits from low-end cosmetic brands and robust overseas business growth. The company remained an attractive investment, in our view, due to its strong growth potential as a result of expansion into regional markets such as China. Herdez’s share price benefited from good profitability, solid growth, acquisitions and a large market share. The company’s diversified portfolio of popular brands and the possibility of new product launches, combined with Mexico’s healthy consumption growth, led us to maintain our positive view of the company. Youngone reported solid second-quarter 2012 earnings results and recorded better-than-expected sales growth amid a sluggish market, largely due to increased manufacturing in Bangladesh and higher productivity. In our view, its favorable business outlook and strong balance sheet could support the company’s growth in the years ahead.

In contrast, key detractors from the Fund’s absolute performance included I.T, a leading fashion apparel retailer in Hong Kong; Pinar Sut Mamulleri Sanayii, a Turkish dairy products and processed food manufacturer and exporter; and Synergy, one of Russia’s largest vodka producers. I.T’s business operations and profit margins were pressured by a challenging retail environment in Hong Kong and China during the period. We maintained a long-term positive view of the company due to its continued sales growth and wide range of strong brands that allow it to serve the needs of many consumers in Hong Kong and China.

Semiannual Report | 5

Synergy’s share price corrected due to investor concerns about government measures to curb Russian vodka demand. We continued to favor the company due to its strong market share, growing exports and what we considered to be reasonable valuations. Weak profit margins, high raw milk prices and stiff competition in the dairy market negatively affected Pinar Sut’s shares. In our analysis, Pinar Sut’s strong brand name, growth outlook, and what we considered to be its high dividend yield and strong balance sheet could support the company’s share price in the long term.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Our continued search for what we considered to be underappreciated companies with attractive valuations led us to increase the Fund’s holdings in Nigeria and Hong Kong and make new investments in Peru and Turkmenistan. As a result, we increased the Fund’s investments in apparel and catalog retail, oil and gas exploration and production, brewing, and diversified banking companies. Key purchases included new investments in Guinness Nigeria, one of the country’s largest brewers; Giordano International, a Hong Kong-based retailer and distributor that offers basic and fashion apparel of quality and value primarily in the Asia-Pacific region and the Middle East; and Intercorp (Intercorp. Financial Services), one of Peru’s leading financial services groups.

Conversely, we undertook some sales as certain stocks reached their sale targets and as we sought to invest in companies we considered to be more attractively valued within our investment universe. As a result, we eliminated the Fund’s position in health care facilities and reduced investments in biotechnology companies and packaged foods and meats companies. We eliminated our position in Thailand and made some sales in South Korea, Turkey and India. Key sales included elimination of the Fund’s holdings in Medytox, a South Korean bio-pharmaceutical company, and Bangkok Chain Hospital, a hospital operator in Thailand, as well as reduction of our investment in Ulker Biskuvi Sanayi, a Turkish biscuits and chocolates producer.

6 | Semiannual Report

Thank you for your continued participation in Templeton Emerging Markets
Small Cap Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
1.80% (other than certain nonroutine expenses) until 7/31/13.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is use-
ful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.10%; C: 2.79%;
R: 2.30%; and Advisor: 1.80%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited)

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

See Abbreviations on page 35.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2012, the aggregate value of these securities was
$13,502,239, representing 4.24% of net assets.
cSee Note 9 regarding holdings of 5% voting securities.
dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Small Cap Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Emerging Markets Small Cap Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2012, the Fund paid transfer agent fees of $440,508, of which $186,947 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2013.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

5. INCOME TAXES (continued)

At March 31, 2012, the Fund had capital loss carryforwards of $2,418,287 expiring in 2018.

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2012, aggregated $19,515,863 and $27,536,842, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended September 30, 2012, were as shown below.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2012, the Fund did not use the Global Credit Facility.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determin- ing the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2012, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

ABBREVIATIONS

Selected Portfolio

GDR - Global Depositary Receipt
SDR - Swedish Depositary Receipt

Semiannual Report | 35

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Small Cap Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Templeton Emerging Markets Small Cap Fund

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

426 S 11/12

SEPTEMBER 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

Templeton BRIC Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Templeton BRIC Fund

Your Fund’s Goal and Main Investments: Templeton BRIC Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of BRIC companies — those companies that are organized under the laws of, have a principal office in, or whose principal trading market is in Brazil, Russia, India or China (including the People’s Republic of China, Hong Kong and Taiwan); or derive 50% or more of their total revenue or profit from, or have 50% or more of their assets in, BRIC countries.

This semiannual report for Templeton BRIC Fund covers the period ended September 30, 2012.

Economic and Market Overview

Investor concerns about the eurozone debt crisis and slowing global economic growth, particularly in the U.S. and China, influenced global stock markets during the six months under review. Stock performance in BRIC markets can be divided into two distinct phases: a correction in the first two months, with stocks reaching a period low in early June, and a rebound in the latter part that partially offset earlier losses. For the six months ended September 30, 2012, the MSCI BRIC Index, which measures stock market performance in Brazil, Russia, India and China, had a -5.40% total return in U.S. dollar terms.1

Stimulus measures and liquidity injections from many developed and emerging market governments and central banks helped restore investor confidence in the latter part of the period. Among BRIC countries, Brazil, China and India announced fiscal and monetary easing measures to support economic growth. Brazil unveiled a 133 billion real (approximately $66 billion) stimulus package in August, and China launched a 1 trillion yuan (approximately $158 billion) stimulus package in September. The Indian government’s unexpected announcement in September of a series of reforms to boost investment and stimulate economic growth led stock prices there to recover.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

The Asian markets of China and India performed better than their BRIC peers. India was the only BRIC market to end the reporting period with a positive return, as investors welcomed government efforts to boost economic growth and strengthen the rupee. Although China’s economy slowed, it grew at a robust 7.8% rate year-over-year in the first half of 2012, easing investor fears of a major slowdown, and Chinese stocks ended the period relatively flat.2 Russian stocks declined largely due to lower oil prices and the ruble’s depreciation, despite Russia’s accession to the World Trade Organization (WTO) as its 156th member. In the long term, however, Russia’s membership in the WTO will likely have a positive effect on the country’s trade, economic and investment relations with members globally. Brazil was the worst performer, largely due to investor concerns about slowing economic growth, the real’s recent weakness and lower commodity prices.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance Overview

Templeton BRIC Fund – Class A had a -6.72% cumulative total return for the six months ended September 30, 2012. In comparison, the MSCI BRIC Index had a -5.40% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 9.

2. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).

4 | Semiannual Report

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Grasim Industries, one of India’s largest cement companies and a major player in the viscose staple fiber (VSF) market; Reliance Industries, India’s largest private company, which operates two giant, complex refineries and produces petrochemical products; and Russia-based TMK, one of the world’s leading manufacturers of value-added pipe products for the oil and gas industry and other industrial markets. The return of capital inflows to the Indian stock market benefited Grasim and Reliance. Strong second-quarter 2012 financial results, an improving VSF outlook and a healthy balance sheet further drove Grasim’s share price increase. In our view, Reliance could benefit from the long-term uptrend in gas and petrochemical prices, as well as rising margins from its refining and petrochemical facilities. TMK, which we considered to be attractively valued, reported solid financial results for the first half of 2012 and maintained a cautiously positive outlook for the rest of 2012. With an extensive international distribution network, TMK could capitalize on continued oil and gas infrastructure development in Russia and elsewhere in the world, as well as the long-term uptrend in oil prices.

In contrast, key detractors from absolute performance included Brazil-based Vale, a global leader in iron ore and nickel production; Yanzhou Coal Mining, one of China’s biggest coal producers; and Itau Unibanco Holding, Brazil’s largest financial conglomerate. China’s slower economic growth in the past six months resulted in lower demand and prices for iron ore and coal, leading to significant price corrections in the shares of many commodity-related companies, including Vale and Yanzhou Coal Mining. We expect this price weakness to be temporary as China and India, along with other Asian countries, continue to lead global economic growth and the longer term demand for iron ore, coal and other commodities strengthens. Itau Unibanco’s weak earnings results in recent quarters reflected Brazil’s economic challenges. The Brazilian real’s strength in recent years eventually stymied the county’s exports and impeded previously rapid economic growth. As President Dilma Rousseff’s economic team implemented measures to stimulate domestic demand and spur exports, which included demands for banks to boost lending and cut interest rates, the country’s banks had to overcome higher loan losses and lower net interest margins. Itau Unibanco continued to cut costs, improve its loan mix and expand its business among underserved population segments. In our long-term view, as Brazil’s largest bank with a full range of banking and financial services, Itau Unibanco is better positioned than others to emerge from the current situation stronger than before.

Semiannual Report | 5

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Our continued search for what we considered to be underappreciated stocks with attractive valuations led us to undertake some purchases in India, Hong Kong and Russia. We increased the Fund’s holdings in information technology (IT) consulting, specialty retail, and real estate management and development companies due to fundamentals we considered to be attractive. Key purchases included additional investments in Infosys, one of India’s top IT consulting companies; Giordano International, a Hong Kong-based retailer and distributor that offers basic and fashion apparel of quality and value primarily in the Asia-Pacific region and the Middle East; and Russia-based Gazprom, the world’s largest natural gas producer.

Conversely, we undertook selective sales as we received redemptions in the first three months of the reporting period and as we strategically repositioned the Fund’s portfolio. These actions subsequently reduced the Fund’s investments in diversified banking, integrated oil and gas, Internet software and services, and coal and consumable fuels companies. Geographically, we sold some of the Fund’s holdings in Brazil and China via Hong Kong-listed China H and China Red Chip shares.3 Key sales included elimination of the Fund’s positions in Chinese commercial banks ICBC (Industrial and Commercial Bank of China) and China Construction Bank, as well as reduction of the Fund’s investments in PetroChina, one of China’s largest integrated oil and gas companies.

Companies related to energy, materials and retail continued to account for significant positions in the Fund, reflecting our positive long-term outlook for consumer- and commodity-related companies due to rising per-capita incomes and increasing consumption in BRIC countries. The valuations of some commodity-related companies became more attractive to us after recent share price corrections resulting from commodity price declines. Cognizant that companies do not benefit equally from rising commodity

3. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

6 | Semiannual Report

prices, we continued to be selective in deciding on investment opportunities, as is consistent with our long-term, value-oriented investment strategy.

Thank you for your continued participation in Templeton BRIC Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

Semiannual Report | 7

8 | Semiannual Report

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctua-
tions, economic instability and political developments. Investments in BRIC companies, which are located in, or operate in, emerging market countries, involve heightened risks related to the same factors, in addition to those associated with these companies’ smaller size, lesser liquid-
ity and the lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund is a nondiversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares. All investments in emerging markets should be considered long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main investment risks.

1. Past expense reductions by the Fund’s manager and administrator increased the Fund’s total returns. If the manager and administrator had not taken this action, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 8/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/1/08, a restated figure is used based upon the Fund’s Class A per-
formance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/08 actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -20.21% and -5.28%.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.11%, C: 2.83%; and Advisor: 1.83%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period August 1, 2008 (effective date) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited)

16 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Templeton BRIC Fund

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2012, the value of this security was $259,642, representing 0.06% of net assets.
cA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
dAt September 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2012, the value of this security was $8,004,961, representing 1.80% of net assets.
fSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

September 30, 2012 (unaudited)

	Templeton BRIC Fund
Class A:	
Net assets, at value	$ 322,462,764
Shares outstanding	28,322,546
Net asset value per share[a]	$11.39
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.08
Class C:	
Net assets, at value	$ 103,661,271
Shares outstanding	9,266,664
Net asset value and maximum offering price per share[a]	$11.19
Advisor Class:	
Net assets, at value	$ 17,971,013
Shares outstanding	1,579,814
Net asset value and maximum offering price per share	$11.38

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton BRIC Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton BRIC Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to

Semiannual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

24 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements (continued)

investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended September 30, 2012, the Fund paid transfer agent fees of $940,796, of which $395,067 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses.
During the period ended September 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the
Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-
term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At March 31, 2012, capital loss carryforwards were as follows:

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

5. INCOME TAXES (continued)

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign invest-
ment company shares and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended
September 30, 2012, aggregated $66,203,753 and $121,408,174, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money
Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the
Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associ-
ated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2012, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

10. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of September 30, 2012, in valuing the Fund’s assets carried at fair value, is as follows:

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards
Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and
Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

32 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton BRIC Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 33

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON BRIC FUND

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

405 S 11/12

SEPTEMBER 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery at **franklintempleton.com/edelivery**

INTERNATIONAL

Templeton Frontier Markets Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Frontier Markets Fund

Your Fund’s Goal and Main Investments: Templeton Frontier Markets Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries” as defined in the prospectus. Such companies are organized under the laws of, have a principal office in, or have their principal trading market in frontier market countries; or derive at least 50% of their total revenue or profit from either goods or services produced or sales made in frontier market countries; or have at least 50% of their assets in, or are linked to currencies of, frontier market countries.

We are pleased to bring you Templeton Frontier Markets Fund’s semiannual report for the period ended September 30, 2012.

Economic and Market Overview

Many frontier market countries registered healthy growth rates during the period. Nigeria’s gross domestic product (GDP) grew 6.3% year-over-year in the second quarter, compared to 6.2% in the first quarter.1 Loan growth at

1. Source: Nigeria National Bureau of Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Semiannual Report | 3

Nigeria’s five largest commercial banks accelerated during the second quarter, reflecting healthy credit demand and strong economic activity. Kenya’s GDP grew 3.3% year-over-year in the second quarter, compared to 3.4% in the first quarter.2 The country’s inflation rate trended down, ending the period at
5.3% year-over-year.2 This allowed the Central Bank of Kenya to reduce its benchmark interest rate to 13% in September from a high of 18% during the first half of the year.

Qatar’s GDP grew 5.0% year-over-year in the second quarter.3 The country was largely unaffected by the civil unrest that spread through the region beginning in early 2011, largely due to its low unemployment and poverty levels. Increases in the production and export of oil and gas have contributed to double-digit GDP growth rates in recent years, which led Qatar to have one of the world’s highest GDP rates per capita, despite its high population growth through immigration. Although Qatar’s economic growth could slow, we believe it is likely to remain at a healthy level due to the country’s high infrastructure spending, especially related to projects in preparation for the soccer World Cup in 2022.

Panama’s GDP growth remained robust at 10.4% year-over-year in the sec-
ond quarter.4 Economic performance in the medium term will be driven by large-scale projects, such as the Panama Canal expansion and metro system construction in Panama City. Panama is planning to develop into a regional logistics hub and to expand its capacity for reassembly operations. Panama’s bilateral free-trade agreement with the U.S., which will be effective in November, could have a positive impact on the country’s trade and investment flows.

Frontier markets’ relative fiscal and fundamental strength helped them to be less affected than most emerging markets by the eurozone sovereign debt crisis and slowing global economic growth. As a result, the MSCI Frontier Markets
Index, which tracks stock performance in global frontier markets, posted a
+0.37% total return in U.S. dollar (USD) terms for the six months ended
September 30, 2012, and outperformed the -1.57% total return in USD terms of the MSCI Emerging Markets Index, which measures stock performance in emerging markets.5

2. Source: Kenya National Bureau of Statistics.
3. Source: Qatar Statistics Authority.
4. Source: Contraloria General de la Republica de Panama.
5. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Stock performance in frontier markets could be divided into two distinct periods: a correction in the first two and a half months, with stocks reaching a period low in mid-June, and outperformance in the latter part that offset earlier losses. Kenya and Nigeria were among the top performers, ending the period with double-digit returns as investors grew increasingly confident about Africa’s economic growth prospects. At the other end of the spectrum, Argentina underperformed as many investors avoided its stocks because of the government’s decision to nationalize the country’s largest oil and gas company.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance Overview

Templeton Frontier Markets Fund – Class A delivered a +2.98% cumulative total return for the six months ended September 30, 2012. For comparison, the MSCI Frontier Markets Index posted a +0.37% total return for the same period.5 Also for comparison, the Standard & Poor’s® (S&P®) Frontier Broad Market Index, which tracks performance of relatively small and illiquid frontier market stocks, had a -1.18% total return for the same period.6 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

6. Source: © 2012 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Semiannual Report | 5

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included First Bank of Nigeria, one of the country’s leading commercial banks; NagaCorp, an integrated hotel and casino operator that holds an exclusive license in the Cambodian Capital of Phnom Penh; and a new holding, Youngone, a South Korea-based exporter of OEM (original equipment manufacturing) sportswear products with manufacturing facilities in Bangladesh, China, El Salvador and Vietnam. First Bank reported strong second-quarter 2012 results that showed significant earnings growth and return on equity. First Bank’s strong market presence and what we considered to be attractive valuations and good dividend yield led us to maintain our long-term positive view of the bank. As a result, we increased the Fund’s investments in First Bank during the period. We reduced the Fund’s holdings in NagaCorp as its stock price reached its sale target, allowing us to use the proceeds to invest in companies that we considered to be more attractively valued within our investment universe. Youngone reported solid second-quarter 2012 earnings results and recorded better-than-expected sales growth amid a sluggish market, largely due to increased manufacturing in Bangladesh and higher productivity. In our view, its favorable business outlook and healthy balance sheet could support the company’s growth in the years ahead.

In contrast, key detractors from the Fund’s absolute performance included BRD-Groupe Societe Generale, one of Romania’s largest commercial banks; Ferrexpo, a new holding and one of the top five global iron ore companies by reserves, with its main assets located in Ukraine; and Agroton Public, one of Ukraine’s major diversified agricultural companies. BRD-Groupe’s share price declined because of the Romanian economy’s slower-than-expected recovery and increased investor risk aversion due to the eurozone sovereign debt crisis. Also weighing on the stock price was the perceived risk of the bank’s parent company, France’s Societe Generale Group. Ferrexpo’s share price was negatively affected by general iron ore market weakness and the company’s weak first-half 2012 profit resulting from lower iron ore prices and higher raw material costs. We maintained a long-term positive view of the company due to its upcoming growth projects, strong management, and what we considered to be its attractive valuations and healthy balance sheet. As a result, we sought to take advantage of the stock price correction to increase the Fund’s holdings in Ferrexpo at what we considered to be more attractive prices. Agroton’s share price declined primarily due to a weak 2011 financial report and independent credit rating agency S&P’s May 2012 downgrade of the company’s long-term corporate and senior unsecured debt ratings to CCC+ from B-. The downgrade was in response to an independent auditor’s qualified opinion based on a lack of

6 | Semiannual Report

adequate documentation for 2011 sales transactions. We learned that the company was unable to obtain shipment documentation for exports and therefore had no evidence to support its 2011 sales receivables. However, if the company is able to collect all the receivables, we believe the reason for the auditor’s qualified opinion would be nullified. The company has sought to increase operational efficiency and improve investor sentiment. In our long-term view at period-end, we remained positive on the company due to what we considered to be its attractive valuations, expert management and favorable position as one of Ukraine’s largest diversified agricultural companies.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Substantial inflows that the Fund received during the period led us to increase the Fund’s holdings in most markets as we identified companies with valuations we considered to be attractive within our investment universe. We undertook some of the largest purchases in Qatar, Romania, Kazakhstan and Nigeria. We also made some purchases in Colombia and Turkmenistan. As a result, we increased the Fund’s holdings in diversified banking, oil and gas, metals and mining, and telecommunication services companies. Key purchases included new investments in Ferrexpo; Romania-based Petrom, Eastern Europe’s largest oil and gas company; and Bank of Georgia Holdings, the leading bank in Georgia; as well as additional shares of Industries Qatar, the country’s biggest integrated industrial holding company.

Conversely, we undertook some sales as certain stocks reached their sale targets and as we sought to invest in companies we considered to be more attractively valued within our investment universe. As a result, we reduced the Fund’s investments in real estate development and management, casinos and gaming, agricultural products, and apparel retail companies. Key sales included reduction of holdings in NagaCorp and elimination of positions in Emaar Properties, a Gulf region real estate developer based in the United Arab Emirates, and Dangote Sugar Refinery, a Nigerian sugar refiner.

Semiannual Report | 7

Thank you for your continued participation in Templeton Frontier Markets
Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Allan Lam, senior executive vice president and senior managing director of Templeton Asset Management Ltd., has been a portfolio manager of the Fund since November 2011. He manages investment portfolios dedicated to global emerging markets and Asia (ex Japan) and specializes in analyzing companies listed in the Philippines. He has research responsibilities for companies in the real estate sector and the oil and gas sector. Mr. Lam is a qualified member of the American Institute of Certified Public Accountants. Prior to joining the Templeton organization in 1987, Mr. Lam worked in Hong Kong as an auditor for KPMG Peat Marwick, CPA, and Deloitte Touche Tohmatsu, CPA. He was a member of the Listing Committee of the Hong Kong Exchanges from 1999 to 2006.

Dennis Lim, co-chief executive officer of Templeton Asset Management Ltd., has been a portfolio manager of the Fund since November 2011. He co-manages a number of Templeton's emerging markets funds. He has research responsibilities for Southeast Asian markets and is also responsible for telecommunications companies in emerging markets. Prior to joining Templeton in 1990, Mr. Lim worked for the Government of Singapore's Ministry of National Development. He was appointed as a director of Templeton Asset Management Ltd. in August 1995. He served on the Investment Management Association of Singapore's Executive Committee from 1997 to 2004. He has been a member of the Singapore Government Commercial Affairs Department's Panel of Experts since 2003.

Tom Wu, senior executive vice president and senior managing director of Templeton Asset Management Ltd., has been a portfolio manager of the Fund since November 2011. He has research responsibilities for companies in Hong Kong and the Philippines, as well as the banking sector. Prior to joining the Templeton organization in 1987, Mr. Wu was an investment analyst at Vickers da Costa Hong Kong Ltd., an international stockbroker.

Semiannual Report | 9

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and/or administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.85% (other than certain nonroutine expenses) until 7/31/13.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctua-
tions, economic instability and political developments. Investments in emerging market countries, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund’s ability to invest in smaller company secu-
rities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share.
Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-
term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.06%; C: 2.76%; R: 2.26%; and
Advisor: 1.76%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited)

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Templeton Frontier Markets Fund	Industry	Shares	Value
Common Stocks (continued)			
Latvia 0.1%			
[b]Grindeks	Pharmaceuticals	73,770	$ 625,077
Lebanon 0.5%			
BLOM Bank SAL, GDR	Commercial Banks	346,000	2,691,880
Lesotho 0.5%			
[b]Gem Diamonds Ltd.	Metals & Mining	1,027,860	2,879,644
Malawi 0.1%			
[a]Press Corp. Ltd., GDR, Reg S	Industrial Conglomerates	66,470	838,682
Mauritius 1.5%			
Mauritius Commercial Bank	Commercial Banks	1,508,649	7,967,437
New Mauritius Hotels Ltd.	Hotels, Restaurants & Leisure	520,310	932,911
			8,900,348
Nigeria 10.8%			
Ecobank Transnational Inc.	Commercial Banks	52,380,912	3,705,316
First Bank of Nigeria PLC	Commercial Banks	183,900,113	17,372,244
Guinness Nigeria PLC	Beverages	5,793,727	9,652,526
Nigerian Breweries PLC	Beverages	2,615,317	2,279,252
UAC of Nigeria PLC	Industrial Conglomerates	26,244,992	6,678,115
[b]United Bank for Africa PLC	Commercial Banks	279,603,396	8,003,913
Zenith Bank PLC	Commercial Banks	150,270,410	15,581,474
			63,272,840
Oman 2.1%			
Bank Muscat SAOG	Commercial Banks	8,794,852	12,495,543
Pakistan 1.4%			
Fauji Fertilizer Co. Ltd.	Chemicals	5,823,041	6,867,966
Indus Motor Co. Ltd.	Automobiles	421,050	1,131,676
			7,999,642
Panama 4.3%			
Cable & Wireless Communications PLC	Diversified Telecommunication Services	14,340,431	8,350,130
Copa Holdings SA	Airlines	207,470	16,861,087
			25,211,217
Peru 3.7%			
Compania de Minas Buenaventura SA, ADR	Metals & Mining	194,640	7,583,174
Credicorp Ltd.	Commercial Banks	89,000	11,149,920
Intercorp. Financial Services Inc.	Diversified Financial Services	86,080	2,797,600
			21,530,694
Qatar 8.7%			
Commercial Bank of Qatar QSC	Commercial Banks	528,000	10,803,477
Industries Qatar QSC	Industrial Conglomerates	448,250	17,247,724
Qatar Electricity & Water Co.	Multi-Utilities	69,898	2,543,630
Qatar Telecom QSC	Diversified Telecommunication Services	697,169	20,296,320
			50,891,151

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 21

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2012, the aggregate value of these securities was
$19,317,444, representing 3.31% of net assets.
bNon-income producing.
cSee Note 1(c) regarding Participatory Notes.
dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Frontier Markets Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Frontier Markets Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2012, the Fund paid transfer agent fees of $322,323, of which $155,356 was retained by Investor Services.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.85% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2013. There were no expenses waived during the period ended September 30, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At March 31, 2012, the Fund deferred post-October capital losses of $5,008,511.

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2012, aggregated $210,989,240 and $15,589,380, respectively.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. SPECIAL SERVICING AGREEMENT

On May 1, 2012, the Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), entered into a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of TAML. For the period ended September 30, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At September 30, 2012, 12.39% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

10. CREDIT FACILITY (continued)

expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

36 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 37

Templeton Global Investment Trust

Shareholder Information

Templeton Frontier Markets Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

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SEPTEMBER 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

INTERNATIONAL

Templeton Asian Growth Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Asian Growth Fund

Your Fund’s Goal and Main Investments: Templeton Asian Growth Fund seeks long-

term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies located in the Asian region (excluding Australia, New Zealand and Japan) as defined in the prospectus. Such companies have their principal securities trading markets in, derive at least 50% of their total revenues or profits from goods or services produced or sales made in, have at least 50% of their assets in, are linked to currencies of, or are organized under the laws of or have principal offices in, Asia region countries.

This semiannual report for Templeton Asian Growth Fund covers the period ended September 30, 2012.

Economic and Market Overview

In a challenging global economic growth environment, Asian economies gen-
erally grew faster than developed market economies during the six months under review. Inflationary pressures moderated in some countries, allowing governments and central banks to take measures to support their economies.
High foreign exchange reserves and low debt levels meant that Asian economies were in a better position than many of their developed market counterparts to potentially weather external financial shocks.

Investor concerns about the eurozone debt crisis and slowing global economic growth, particularly in the U.S. and China, influenced global stock market performance during the reporting period. Stimulus measures and liquidity injections from many developed and emerging market governments and cen-
tral banks helped restore investor confidence in the latter part of the period.
Among Asian countries, China, South Korea and India announced fiscal and monetary easing measures to support economic growth. China launched a
1 trillion yuan (approximately $158 billion) stimulus package in September, and South Korea announced an 8.5 trillion won (approximately $7.4 billion)
stimulus package in June and a 5.9 trillion won (approximately $5.2 billion)
package in September. The Indian government’s unexpected announcement in
September of a series of reforms to boost investment and stimulate economic growth led stock prices there to recover.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

Asian stocks generally outperformed their emerging market peers, with many Asian markets ending the period with positive returns. Stock performance in Asian markets can be divided into two distinct phases: a correction in the first two months, with stocks reaching a period low in early June, and a rebound in the latter part that offset earlier losses. For the six months ended September 30, 2012, the MSCI All Country (AC) Asia ex Japan Index, which tracks stock performance in Asia excluding Japan, posted a +2.04% total return in U.S. dollar terms.1

Investment Strategy

When choosing equity investments for the Fund, we apply a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to assess factors such as management strength and local conditions. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. The analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance Overview

Templeton Asian Growth Fund – Class A had a -4.78% cumulative total return for the six months ended September 30, 2012. In comparison, the MSCI AC Asia ex Japan Index posted a +2.04% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 9.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included Bank Danamon Indonesia, one of the country’s largest

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

commercial banks; Land and Houses, a Thai residential real estate developer focused on Bangkok and other major cities in Thailand; and Kiatnakin Bank, a Thai commercial bank. Bank Danamon’s share price rose following a bid for a controlling stake from Singapore’s DBS Group Holdings (not a Fund holding). Loan growth in the mass market, small- and medium-sized companies and wholesale segments drove the bank’s strong earnings results in recent quarters. We believe Bank Danamon, as one of Indonesia’s largest lenders, remained well positioned to benefit from the country’s expanding economy, growing middle class, strong loan demand and underserved banking sector. Land and Houses benefited from a conducive, low interest rate environment and strong second-quarter earnings results that showed improvements in profit margins and a robust balance sheet. A recovery in Bangkok’s real estate market and Land and Houses’ future property launches outside of Bangkok could support the company’s growth in the years ahead. Kiatnakin Bank’s loan business grew due to a recovery in Thai car sales, which could remain robust as consumer demand increases. The bank is attractively valued, in our view, and its merger with Phatra Capital, one of Thailand’s leading investment, brokerage and wealth management firms, could make it a more appealing merger and acquisition target and further unlock its value.

In contrast, key detractors from the Fund’s absolute performance included China VTM (Vanadium Titano-Magnetite) Mining, a major iron ore mine operator in China’s Sichuan Province; United Tractors, Indonesia’s leading heavy equipment distributor; and Faysal Bank, one of Pakistan’s 10 largest commercial banks. China VTM Mining’s share price corrected largely due to lower iron ore prices and general iron ore market weakness. However, the company’s favorable long-term demand outlook, supported by China’s steel production, as well as what we considered attractive valuations and high return on equity, led us to maintain our long-term positive view of the company at period-end. United Tractors, which is also involved in coal mining activities, was negatively affected by coal price weakness during the period. In the long term, we believe United Tractors’ dominance in the heavy equipment and mining contracting businesses could help the company benefit from growing coal demand and price recovery as many emerging market countries industrialize. Faysal Bank’s share price declined largely due to Pakistan’s weaker-than-expected gross domestic product growth for fiscal year 2012 (ended June 30) and the government’s enforced loan rate cuts, which could hurt the bank’s profit margins. We maintained a long-term favorable view of Faysal Bank, as we believe it is well positioned to benefit from Pakistan’s generally favorable banking environment.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down

Semiannual Report | 5

in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments are traded. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Our continued search for what we considered to be underappreciated stocks with attractive valuations led us to undertake some purchases in India and China via Hong Kong-listed China Red Chip shares.2 We also increased the Fund’s holdings in diversified metals and mining companies due to what we considered to be attractive fundamentals of certain companies. Key purchases included additional investments in China VTM Mining; CNOOC, China’s largest offshore oil and gas explorer and producer; and India-based Tata Steel, one of the top 10 leading global steel companies.

Conversely, we trimmed our overall investments in Chinese oil and gas companies, as well as Thai and Indonesian commercial banks. Key sales included reduction of our positions in PetroChina, China’s largest oil and gas company in terms of domestic and overseas crude oil and natural gas reserves; Siam Commercial Bank, one of Thailand’s leading commercial banks; and Bank Danamon Indonesia.

Companies related to banks, automobiles, construction, oil and gas, and apparel continued to account for significant positions in the Fund, reflecting our positive long-term outlook for consumer- and commodity-related companies due to rising per-capita incomes and increasing consumption in Asia. The valuations of some commodity-related companies became more attractive to us after recent share price corrections resulting from commodity price declines. Cognizant that companies do not benefit equally from rising commodity prices, we continued to be selective in deciding on investment opportunities, as is consistent with our long-term, value-oriented investment strategy.

2. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

6 | Semiannual Report

Thank you for your participation in Templeton Asian Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

8 | Semiannual Report

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 9

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and/or administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class of the Fund do not exceed 1.42% (other than certain nonroutine expenses) until 7/31/13.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctua-
tions, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term.
The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.85%, C: 2.61%;
and Advisor: 1.61%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 13

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited)

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

See Abbreviations on page 30.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2012, the value of this security was $443,477, representing 4.43% of net assets.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2012 (unaudited)

	Templeton Asian Growth Fund
Assets:	
Investments in securities:	
Cost	$11,539,840
Value	$ 9,920,031
Cash	47,056
Receivables:	
Capital shares sold	45,514
Dividends	31,040
Affiliates	8,912
Total assets	10,052,553
Liabilities:	
Payables:	
Capital shares redeemed	2,714
Reports to shareholders	10,107
Professional fees	18,013
Registration and filing fees	4,667
Deferred tax	3,630
Total liabilities	39,131
Net assets, at value	$10,013,422
Net assets consist of:	
Paid-in capital	$11,528,864
Undistributed net investment income	168,580
Net unrealized appreciation (depreciation)	(1,623,557)
Accumulated net realized gain (loss)	(60,465)
Net assets, at value	$10,013,422
Class A:	
Net assets, at value	$ 7,504,725
Shares outstanding	875,265
Net asset value per share[a]	$8.57
Maximum offering price per share (net asset value per share ÷ 94.25%)	$9.09
Class C:	
Net assets, at value	$ 1,721,014
Shares outstanding	202,367
Net asset value and maximum offering price per share[a]	$8.50
Advisor Class:	
Net assets, at value	$ 787,683
Shares outstanding	91,659
Net asset value and maximum offering price per share	$8.59

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Asian Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Asian Growth Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach

22 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of

24 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor
Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement dis-
tribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to invest-
ment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the
Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2012, the Fund paid transfer agent fees of $10,328, of which
$7,001 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.42% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31,
2013. Prior to August 1, 2012, common expenses were limited to 1.70%.

g. Other Affiliated Transactions

At September 30, 2012, Franklin Advisors Inc., (an affiliate of the investment manager) owned
31.85% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2012, there were no credits earned.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

5. INCOME TAXES

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of offering costs.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2012, aggregated $512,881 and $854,966, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2012, the Fund did not use the Global Credit Facility.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2012, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

30 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Asian Growth Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 31

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Templeton Asian Growth Fund

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

490 S 11/12

SEPTEMBER 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

HYBRID

Templeton Emerging Markets Balanced Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Emerging Markets Balanced Fund

Your Fund’s Goal and Main Investments: The Fund seeks income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings in a diversified portfolio of equity securities and fixed and floating rate debt obligations issued by governments, government-related entities and corporate entities that are located, incorporated or have significant business activities in or are impacted by economic developments in developing or emerging market countries. The Fund normally invests at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income senior securities.

This semiannual report for Templeton Emerging Markets Balanced Fund covers the period ended September 30, 2012.

Economic and Market Overview

The global economic recovery was mixed during the period under review.
Emerging markets continued to lead the recovery as several emerging market economies returned to or exceeded their pre-crisis activity levels. Growth in

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 20.

Semiannual Report | 3

the G-3 (U.S., eurozone and Japan) was slow by the standards of previous recoveries. Nonetheless, economic reports from the largest economies proved inconsistent with some dire predictions of a severe global economic slowdown.

Fears of European sovereign debt default and China’s potential “hard landing” dominated financial headlines early in the period, contributing to heightened market volatility. Despite ongoing uncertainty, eurozone leaders made meaningful progress and began to implement policy solutions aimed at correcting long-unaddressed structural issues. Globally, central bankers continued to pursue historically accommodative monetary policies. Among the G-3, the Bank of Japan and U.S. Federal Reserve Board (Fed) maintained their respective policy rates, while the European Central Bank (ECB) implemented a rate reduction.

In addition to rate adjustments, many central bankers employed a variety of policy tools. The U.S. Fed increased the average maturity of its Treasury holdings and announced plans to increase mortgage-backed securities holdings in a third round of quantitative easing. In September, the ECB announced its Outright Monetary Transactions program, which was designed to allow the central bank to purchase government bonds on the secondary market with the aim of easing borrowing pressures in the eurozone. The Bank of England and Bank of Japan expanded their respective asset purchase programs.

Among emerging market countries, Brazil, South Korea, China and India announced fiscal and monetary easing measures to support economic growth. Brazil unveiled a 133 billion real (approximately $66 billion) stimulus package in August, and South Korea announced an 8.5 trillion won (approximately $7.4 billion) stimulus package in June and a 5.9 trillion won (approximately $5.2 billion) package in September. In addition to adopting a monetary easing policy and reducing the reserve requirement ratio, China launched a 1 trillion yuan (approximately $158 billion) stimulus package in September. The Indian government’s unexpected announcement in September of a series of reforms to boost investment and stimulate economic growth led stock prices there to recover.

For the six months ended September 30, 2012, the MSCI Emerging Markets (EM) Index, which measures stock performance in emerging markets, had a -1.57% total return in U.S. dollar terms.1 The J.P. Morgan (JPM) Emerging

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Markets Bond Index (EMBI) Global, which measures performance of U.S. dollar-denominated emerging market bonds, posted a +9.39% total return.1 Although the decline in emerging market stock prices reflected investors’ lingering concerns about economic growth, the strong returns generated by emerging market bonds reflected investors’ overall confidence in the relative fundamental strength of many emerging market economies.

Within the emerging market universe, Asian stocks generally outperformed their peers, with many Asian markets ending the period with positive returns. European stocks recorded mixed results, with Poland and Turkey generating significant outperformance. Latin American stocks lagged due to investor concerns about slowing economic growth in Brazil, the region’s largest economy, weaker domestic currencies and lower commodity prices. Despite a weaker rand, South African stocks outperformed many of their emerging market peers. Among sovereign bond markets, central and Eastern European debt was among the strongest, followed by Asian and Latin American debt.

Investment Strategy

When choosing equity investments for the Fund, we apply a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

When choosing fixed income investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. We may regularly enter into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts, to provide a hedge against risks associated with other securities held in the Fund or to implement a currency investment strategy.

Semiannual Report | 5

Performance Overview

Templeton Emerging Markets Balanced Fund – Class A had a -0.25% cumulative total return for the six months ended September 30, 2012. For comparison, an equally weighted combination of the MSCI EM Index and the JPM EMBI Global posted a +3.91% total return for the same period.2 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Manager’s Discussion

Emerging market equities underperformed emerging market bonds during the reporting period, leading the Fund’s overweighted allocation to emerging market equities to detract from performance.

Equity

During the six months under review, key contributors to the Fund’s absolute performance included Bank Danamon Indonesia, one of the country’s largest commercial banks; Land and Houses, a Thai residential real estate developer focused on Bangkok and other major cities in Thailand; and Russia-based TMK, one of the world’s leading manufacturers of value-added pipe products for the oil and gas industry and other industrial markets. Bank Danamon’s share price rose following a bid for a controlling stake from Singapore’s DBS Group Holdings (not a Fund holding). Loan growth in the mass market, small- and medium-sized companies and wholesale segments drove the bank’s strong earnings results in recent quarters. We believe Bank Danamon, as one of Indonesia’s largest lenders, remained well positioned to benefit from the country’s expanding economy, growing middle class, strong loan demand and underserved banking sector. Land and Houses benefited from a conducive, low interest rate environment and strong second-quarter earnings results that showed improvements in profit margins and a robust balance sheet. A recovery in Bangkok’s real estate market and Land and Houses’ future property launches outside of Bangkok could support the company’s growth in the years ahead. TMK, which we considered to be attractively valued, reported

2. Source: © 2012 Morningstar. The Fund’s blended benchmark is currently weighted 50% for the MSCI EM Index and 50% for the JPM EMBI Global and is rebalanced monthly. For the six months ended 9/30/12, the MSCI EM Index had a -1.57% total return and the JPM EMBI Global had a +9.39% total return. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

6 | Semiannual Report

solid financial results for the first half of 2012 and maintained a cautiously positive outlook for the rest of 2012. With an extensive international distribution network, TMK could benefit from continued oil and gas infrastructure development in Russia and elsewhere in the world, as well as the long-term upward trend in oil prices.

In contrast, key detractors from the Fund’s absolute performance included Brazil-based Vale, the world’s largest iron ore producer; Russia-based Gazprom, the world’s largest natural gas producer; and U.K.-based Anglo American, one of the world’s largest diversified mining companies with operations in many emerging market countries. Vale’s share price declined as lower iron ore prices and global economic growth concerns prompted many investors to sell economically sensitive, cyclical stocks. In our long-term view, Vale could be a major beneficiary of rising commodity demand resulting from emerging market industrialization. Gazprom’s share price was pressured by lower natural gas prices and the Russian government’s unfavorable regulations. The company had what we considered to be attractive valuations and, in our view, its monopolistic position for exports in Europe positioned it to benefit from the region’s rising natural gas demand. Anglo American’s share price was negatively affected by low commodity prices, increased costs, as well as strikes and protests that led to suspended operations in some mines. We believe the company has made some progress toward achieving resolutions to disputes, which included wage increases that could end the protests and resume operations in affected mines. Taking a long-term approach, we maintained a positive view of the company due to its strong market position and valuations we considered to be attractive.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2012, the U.S. dollar rose in value relative to many currencies in which the Fund’s investments were traded. As a result, performance of the Fund’s equity portion was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Portfolio inflows and our continued search for companies with what we considered to be attractive valuations led us to make some purchases in Brazil, India and South Africa, as well as initiate new positions in Jordan and Turkey. We added diversified banking, oil and gas, metals and mining, and information

Semiannual Report | 7

technology consulting companies. Key purchases included additional investments in Vale and South Africa-based Impala Platinum Holdings, a leading platinum producer responsible for approximately a quarter of global platinum output, as well as a new position in Jordan-based Arab Potash, one of the 10 biggest potash producers globally.

We continued to favor commodity- and consumer-related companies during the period. In our analysis, commodity-related companies have strong long-term growth potential due to the long-term upward trend in commodity prices resulting from continued emerging market demand, relatively inelastic supply, and increasing exploration and production costs. Infrastructure development in emerging markets has also led to continued demand for hard commodities such as metals. Consumer-related companies could have positive earnings growth potential, in our view, due to rising per-capita income and strong demand for consumer goods in emerging market countries. Furthermore, we believe that liberalization and consolidation of Asia’s financial and banking sectors could unlock hidden value and allow corporations to benefit from regional consumers’ growing financial needs.

Fixed Income

The Fund purchased investment-grade and subinvestment-grade hard and local currency-denominated government and corporate debt. Emerging market sovereign debt typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Spreads narrowed between higher yielding emerging market sovereign credits and assets often considered safer, such as U.S. Treasuries. As financial markets began reflecting the underlying strength of emerging market economies, governments of some countries traditionally considered emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. During the period, emerging market sovereign credit spreads narrowed 34 basis points (bps; 100 bps equal one percentage point) while emerging market corporate credit spreads narrowed 7 bps.2 Meanwhile, the 10-year U.S. Treasury yield decreased 57 bps. Regionally, Latin American sovereign debt posted a total return of +8.73%, Asian debt a total return of +8.83%, and central and eastern European debt a total return of +11.06%, as measured by subindexes of the JPM EMBI Global.3

3. Source: J.P. Morgan.

8 | Semiannual Report

The Fund’s Latin American interest rate strategies contributed to absolute performance during the period. Some Latin American currencies depreciated against the U.S. dollar, leading our currency exposures in the region to detract from absolute performance. Over the period, the Brazilian real depreciated 10.08% and the Mexican peso depreciated 0.36%, while the Chilean peso appreciated 2.87% against the U.S. dollar.4 Sovereign and corporate credit positions also contributed to absolute performance. In the Europe-Middle East-Africa region, the Fund’s sovereign and corporate credit exposures contributed to performance as narrowing credit spreads led several holdings to appreciate. The continued recovery in global economic activity supported the region as a whole. Interest rate strategies also contributed to absolute performance, while currency positions in the region detracted from absolute performance.

Asian economies continued to lead the global recovery as fears of “hard landings” in the region subsided in the face of strong domestic demand. Strong growth in China helped support economic activity in the region as a whole. Several Asian currencies appreciated against the U.S. dollar over the period. These included the Singapore dollar and the South Korean won, which appreciated 2.50% and 1.95% against the U.S. dollar.4 Some other currencies in the region depreciated against the U.S. dollar, including the Indonesian rupiah, which declined 4.45%.4 Select duration exposures contributed to the Fund’s absolute performance, as did sovereign and corporate credit positions in the region.

With interest rates in the U.S. at historically low levels, significant central bank balance sheet expansion and unprecedented fiscal expenditures that drove record funding needs, we maintained a cautious approach to U.S. dollar interest rate risk over the medium term.

4. Source: IDC/Exshare.

Semiannual Report | 9

Thank you for your participation in Templeton Emerging Markets Balanced
Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 9/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
1.23% (other than certain nonroutine expenses) until 7/31/13.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individ-
ual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. The Fund’s use of foreign cur-
rency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund.
The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Aggregate total return represents the change in value of an investment over the periods indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

Semiannual Report | 15

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited)

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 21

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

22 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

Semiannual Report | 23

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

24 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2012 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2012, the aggregate value of these securities was $4,334,486, representing 13.79% of net assets.
cAt September 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSee Note 1(e) regarding loan participation notes.
ePrincipal amount is stated in 1,000 Brazilian Real Units.
fRedemption price at maturity is adjusted for inflation. See Note 1(g).
gPrincipal amount is stated in 100 Mexican Peso Units.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
iThe security is traded on a discount basis with no stated coupon rate.
jSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At September 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Balanced Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of six separate funds. The Templeton Emerging Markets Balanced Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At September 30, 2012, the Fund had no OTC derivatives in a net unrealized loss position for such contracts.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

d. Restricted Cash

At September 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.

e. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender, and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of September 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

h. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2012, there were an unlimited number of shares authorized ($0.01 par value).
Transactions in the Fund’s shares were as follows:

aFor the period October 3, 2011 (commencement of operations) to March 31, 2012.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, Advisers, an affiliate of TAML, provides subadvisory services to the Fund. The subadvisory fee is paid by TAML based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Distribution fees were not charged on shares held by affiliates.

Semiannual Report | 37

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended September 30, 2012, the Fund paid transfer agent fees of $5,723, of which $5,143 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.23% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2013.

g. Other Affiliated Transactions

At September 30, 2012, Advisers owned 71.54% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2012, there were no credits earned.

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Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

5. INCOME TAXES

At September 30, 2012, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and offering costs.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2012, aggregated $4,772,635 and $632,264, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At September 30, 2012, the Fund had 15.46% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 39

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

10. OTHER DERIVATIVE INFORMATION

At September 30, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended September 30, 2012, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended September 30, 2012, the average month end market value of derivatives represented 0.42% of average month end net assets. The average month end number of open derivative contracts for the period was 10.

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

40 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Balanced Fund

11. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2012, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2012, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

Semiannual Report | 41

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

42 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Balanced Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 43

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A (d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A Item

5. Audit Committee of Listed Registrants. N/A Item

6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Company. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Securities Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the

Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer